UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.97%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,584	*	Chiquita Brands International, Inc	$42
149		Griffin Land & Nurseries, Inc (Class A)	5

		TOTAL AGRICULTURAL PRODUCTION-CROPS	47

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803		Cal-Maine Foods, Inc	21
22		Seaboard Corp	29

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	50

AGRICULTURAL SERVICES - 0.00%**
727	*	Cadiz, Inc	8
555		Calavo Growers, Inc	11

		TOTAL AGRICULTURAL SERVICES	19

AMUSEMENT AND RECREATION SERVICES - 0.59%
3,231	*	Bally Technologies, Inc	124
433		Churchill Downs, Inc	17
978		Dover Downs Gaming & Entertainment, Inc	6
18,161	*	Electronic Arts, Inc	346
1,772		International Speedway Corp (Class A)	49
2,155	*	Life Time Fitness, Inc	60
4,424	*	Live Nation, Inc	36
1,276	*	Multimedia Games, Inc	7
3,623	*	Penn National Gaming, Inc	100
3,407	*	Pinnacle Entertainment, Inc	35
819		Speedway Motorsports, Inc	12
2,163	*	Ticketmaster	25
1,000	*	Town Sports International Holdings, Inc	3
104,924		Walt Disney Co	2,881
2,602	*	Warner Music Group Corp	14
2,631	*	WMS Industries, Inc	117
1,461		World Wrestling Entertainment, Inc (Class A)	20
1,694	*	Youbet.com, Inc	4

		TOTAL AMUSEMENT AND RECREATION SERVICES	3,856

APPAREL AND ACCESSORY STORES - 0.68%
5,074		Abercrombie & Fitch Co (Class A)	167
3,747	*	Aeropostale, Inc	163
2,117	*	American Apparel, Inc	7
9,979		American Eagle Outfitters, Inc	168
3,358	*	AnnTaylor Stores Corp	53
1,533		Bebe Stores, Inc	11
2,844		Brown Shoe Co, Inc	23
1,313		Buckle, Inc	45
3,338	*	Carter’s, Inc	89
1,800		Cato Corp (Class A)	36
2,864	*	Charming Shoppes, Inc	14
10,387	*	Chico’s FAS, Inc	135
1,410	*	Children’s Place Retail Stores, Inc	42
2,493		Christopher & Banks Corp	17
836	*	Citi Trends, Inc	24
3,907	*	Collective Brands, Inc	68
238	*	Destination Maternity Corp	4
2,718	*	Dress Barn, Inc	49
1,051	*	DSW, Inc (Class A)	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,083		Finish Line, Inc (Class A)	$21
9,029		Foot Locker, Inc	108
27,548		Gap, Inc	590
5,429	*	Hanesbrands, Inc	116
2,222	*	Hot Topic, Inc	17
2,758	*	J Crew Group, Inc	99
1,171	*	JOS A Bank Clothiers, Inc	52
17,392	*	Kohl’s Corp	992
14,643		Limited Brands, Inc	249
2,204	*	Lululemon Athletica, Inc	50
888	*	New York & Co, Inc	5
9,524		Nordstrom, Inc	291
4,283	*	Pacific Sunwear Of California, Inc	22
7,285		Ross Stores, Inc	348
517	*	Shoe Carnival, Inc	8
2,332		Stage Stores, Inc	30
1,200		Talbots, Inc	11
1,080	*	Tween Brands, Inc	9
1,963	*	Under Armour, Inc (Class A)	55
7,098	*	Urban Outfitters, Inc	214
5,043	*	Wet Seal, Inc (Class A)	19

		TOTAL APPAREL AND ACCESSORY STORES	4,438

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
762		Columbia Sportswear Co	32
811	*	G-III Apparel Group Ltd	12
3,453		Guess ?, Inc	128
1,699	*	Gymboree Corp	82
5,065		Jones Apparel Group, Inc	91
5,941		Liz Claiborne, Inc	29
1,392	*	Maidenform Brands, Inc	23
20,345		Nike, Inc (Class B)	1,316
3,068		Phillips-Van Heusen Corp	131
3,241		Polo Ralph Lauren Corp (Class A)	248
7,612	*	Quiksilver, Inc	21
1,435	*	True Religion Apparel, Inc	37
4,795		VF Corp	347
2,470	*	Warnaco Group, Inc	108

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,605

AUTO REPAIR, SERVICES AND PARKING - 0.07%
607	*	Amerco, Inc	28
1,436	*	Dollar Thrifty Automotive Group, Inc	35
10,831	*	Hertz Global Holdings, Inc	117
1,073	*	Midas, Inc	10
873		Monro Muffler, Inc	28
3,326		Ryder System, Inc	130
672	*	Standard Parking Corp	12
2,361	*	Wright Express Corp	70

		TOTAL AUTO REPAIR, SERVICES AND PARKING	430

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
5,309		Advance Auto Parts	209
580	*	America’s Car-Mart, Inc	14
1,889		Asbury Automotive Group, Inc	24
4,274	*	Autonation, Inc	77
1,699	*	Autozone, Inc	248
12,774	*	Carmax, Inc	267
3,576	*	Copart, Inc	119
832	*	Lithia Motors, Inc (Class A)	13
7,596	*	O’Reilly Automotive, Inc	275
2,259		Penske Auto Group, Inc	43
2,119	*	Rush Enterprises, Inc (Class A)	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,546		Sonic Automotive, Inc (Class A)	$16

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,332

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
967	*	Builders FirstSource, Inc	4
7,108		Fastenal Co	275
96,427		Home Depot, Inc	2,569
83,187		Lowe’s Cos, Inc	1,742
809	*	Lumber Liquidators, Inc	18

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,608

BUSINESS SERVICES - 7.73%
22,705	*	3Com Corp	119
813	*	3D Systems Corp	7
2,635		Aaron Rents, Inc	70
2,600		ABM Industries, Inc	55
1,804	*	Acacia Research (Acacia Technologies)	16
1,645	*	ACI Worldwide, Inc	25
2,280	*	ActivIdentity Corp	6
32,330	*	Activision Blizzard, Inc	401
3,273	*	Actuate Corp	19
3,887		Acxiom Corp	37
1,359		Administaff, Inc	36
29,354	*	Adobe Systems, Inc	970
828	*	Advent Software, Inc	33
4,843	*	Affiliated Computer Services, Inc (Class A)	262
2,801		Aircastle Ltd	27
9,967	*	Akamai Technologies, Inc	196
3,424	*	Alliance Data Systems Corp	209
10,320	*	Amdocs Ltd	277
2,166	*	American Reprographics Co	21
764		American Software, Inc (Class A)	5
1,660	*	AMICAS, Inc	6
2,116	*	AMN Healthcare Services, Inc	20
5,100	*	Ansys, Inc	191
1,377	*	APAC Customer Services, Inc	8
1,600		Arbitron, Inc	33
1,040	*	ArcSight, Inc	25
5,091	*	Ariba, Inc	59
7,187	*	Art Technology Group, Inc	28
1,058	*	Asset Acceptance Capital Corp	8
1,875	*	athenahealth, Inc	72
13,143	*	Autodesk, Inc	313
28,404		Automatic Data Processing, Inc	1,116
4,070	*	Avis Budget Group, Inc	54
2,606	*	Avocent Corp	53
383		Barrett Business Services, Inc	4
1,565		BGC Partners, Inc (Class A)	7
2,730		Blackbaud, Inc	63
1,799	*	Blackboard, Inc	68
2,165	*	Blue Coat Systems, Inc	49
10,140	*	BMC Software, Inc	381
1,263	*	Bottomline Technologies, Inc	16
4,383	*	BPZ Energy, Inc	33
2,842		Brady Corp (Class A)	82
2,433		Brink’s Co	65
2,433	*	Brink’s Home Security Holdings, Inc	75
22,048		CA, Inc	485
1,856	*	CACI International, Inc (Class A)	88
14,981	*	Cadence Design Systems, Inc	110
1,751	*	Callidus Software, Inc	5
760	*	Capella Education Co	51
1,930	*	Cavium Networks, Inc	41
3,229	*	CBIZ, Inc	24
3,541	*	Cerner Corp	265

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,005	*	Chordiant Software, Inc	$8
3,700	*	Ciber, Inc	15
10,454	*	Citrix Systems, Inc	410
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	17
620	*	Clinical Data, Inc	10
2,857	*	Cogent Communications Group, Inc	32
2,800	*	Cogent, Inc	28
2,472		Cognex Corp	40
16,454	*	Cognizant Technology Solutions Corp (Class A)	636
2,159	*	Commvault Systems, Inc	45
1,180		Compass Diversified Trust	12
869	*	Compellent Technologies, Inc	16
602		Computer Programs & Systems, Inc	25
8,402	*	Computer Sciences Corp	443
760	*	Computer Task Group, Inc	6
14,062	*	Compuware Corp	103
839	*	COMSYS IT Partners, Inc	5
2,398	*	Concur Technologies, Inc	95
1,230	*	Constant Contact, Inc	24
5,793	*	Convergys Corp	58
1,115	*	CoStar Group, Inc	46
1,511	*	CSG Systems International, Inc	24
3,935	*	Cybersource Corp	66
2,053	*	DealerTrack Holdings, Inc	39
3,060		Deluxe Corp	52
718	*	Dice Holdings, Inc	5
2,231	*	Digital River, Inc	90
1,448	*	DivX, Inc	8
1,061	*	Double-Take Software, Inc	11
1,943	*	DST Systems, Inc	87
311	*	Dynamics Research Corp	4
1,500	*	DynCorp International, Inc (Class A)	27
6,551		Earthlink, Inc	55
62,814	*	eBay, Inc	1,483
375	*	Ebix, Inc	21
1,837	*	Echelon Corp	24
2,985	*	Eclipsys Corp	58
1,000		Electro Rent Corp	12
3,012	*	Electronics for Imaging, Inc	34
3,122	*	Epicor Software Corp	20
2,131	*	EPIQ Systems, Inc	31
7,089		Equifax, Inc	207
4,575	*	Evergreen Energy, Inc	3
1,283	*	ExlService Holdings, Inc	19
9,699	*	Expedia, Inc	232
4,626	*	F5 Networks, Inc	183
2,531		Factset Research Systems, Inc	168
2,596		Fair Isaac Corp	56
2,479	*	FalconStor Software, Inc	12
11,252		Fidelity National Information Services, Inc	287
345	*	First Advantage Corp (Class A)	6
9,054	*	Fiserv, Inc	436
983	*	Forrester Research, Inc	26
3,651	*	Gartner, Inc	67
2,712	*	Global Cash Access, Inc	20
882	*	Global Sources Ltd	6
13,538	*	Google, Inc (Class A)	6,713
920	*	GSE Systems, Inc	6
1,293	*	H&E Equipment Services, Inc	15
2,506	*	Hackett Group, Inc	7
2,249		Healthcare Services Group	41
1,893		Heartland Payment Systems, Inc	27
240	*	HeartWare International, Inc	7
1,202		Heidrick & Struggles International, Inc	28
5,757	*	HLTH Corp	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,403	*	HMS Holdings Corp	$54
947	*	i2 Technologies, Inc	15
448	*	ICT Group, Inc	5
1,449		iGate Corp	12
2,627	*	IHS, Inc (Class A)	134
10,686		IMS Health, Inc	164
1,967		infoGROUP, Inc	14
4,859	*	Informatica Corp	110
2,218		Infospace, Inc	17
1,446	*	Innerworkings, Inc	7
1,272	*	Innodata Isogen, Inc	10
1,116	*	Integral Systems, Inc	8
2,217		Interactive Data Corp	58
803	*	Interactive Intelligence, Inc	15
3,256	*	Internap Network Services Corp	10
1,292	*	Internet Brands, Inc (Class A)	10
2,646	*	Internet Capital Group, Inc	22
27,952	*	Interpublic Group of Cos, Inc	210
18,400	*	Intuit, Inc	524
1,814	*	inVentiv Health, Inc	30
2,561		Ipass, Inc	4
10,027	*	Iron Mountain, Inc	267
4,326		Jack Henry & Associates, Inc	102
1,724	*	JDA Software Group, Inc	38
29,225	*	Juniper Networks, Inc	790
1,200		Kelly Services, Inc (Class A)	15
1,544	*	Kenexa Corp	21
941	*	Keynote Systems, Inc	9
1,774	*	Kforce, Inc	21
1,667	*	Knot, Inc	18
2,700	*	Korn/Ferry International	39
3,348	*	Lamar Advertising Co (Class A)	92
7,959	*	Lawson Software, Inc	50
2,000	*	Limelight Networks, Inc	8
3,304	*	Lionbridge Technologies	9
511	*	Liquidity Services, Inc	5
2,334	*	Liveperson, Inc	12
1,595	*	Manhattan Associates, Inc	32
4,591		Manpower, Inc	260
1,171	*	Mantech International Corp (Class A)	55
1,311		Marchex, Inc (Class B)	6
4,858		Mastercard, Inc (Class A)	982
8,855	*	McAfee, Inc	388
5,422	*	Mentor Graphics Corp	50
436,095		Microsoft Corp	11,290
602	*	MicroStrategy, Inc (Class A)	43
2,884	*	ModusLink Global Solutions, Inc	23
4,696	*	MoneyGram International, Inc	15
866	*	Monotype Imaging Holdings, Inc	7
7,154	*	Monster Worldwide, Inc	125
10,909		Moody’s Corp	223
8,584	*	Move, Inc	23
5,555	*	MPS Group, Inc	58
2,666	*	MSC Software Corp	22
390	*	NCI, Inc (Class A)	11
8,531	*	NCR Corp	118
2,111	*	Ness Technologies, Inc	17
2,427	*	NetFlix, Inc	112
1,792	*	Netscout Systems, Inc	24
720	*	NetSuite, Inc	11
1,690	*	Network Equipment Technologies, Inc	12
2,722		NIC, Inc	24
19,830	*	Novell, Inc	89
11,969	*	Nuance Communications, Inc	179
17,331		Omnicom Group, Inc	640

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

3,715	*	Omniture, Inc	$80
1,673	*	On Assignment, Inc	10
1,415	*	Online Resources Corp	9
142	*	OpenTable, Inc	4
5,712	*	OpenTV Corp (Class A)	8
430		Opnet Technologies, Inc	5
216,210		Oracle Corp	4,506
6,745	*	Parametric Technology Corp	93
1,245		PC-Tel, Inc	8
702		Pegasystems, Inc	24
1,789	*	Perficient, Inc	15
5,345	*	Perot Systems Corp (Class A)	159
494	*	Pervasive Software, Inc	2
2,266	*	Phase Forward, Inc	32
1,611	*	Phoenix Technologies Ltd	6
1,042	*	Portfolio Recovery Associates, Inc	47
3,214	*	Premiere Global Services, Inc	27
2,454	*	Progress Software Corp	56
774	*	PROS Holdings, Inc	7
1,000		QAD, Inc	5
1,262		Quality Systems, Inc	78
3,911	*	Quest Software, Inc	66
3,708	*	Rackspace Hosting, Inc	63
1,505	*	Radiant Systems, Inc	16
1,200	*	Radisys Corp	10
3,056	*	Raser Technologies, Inc	5
4,340	*	RealNetworks, Inc	16
10,606	*	Red Hat, Inc	293
781		Renaissance Learning, Inc	8
3,920	*	Rent-A-Center, Inc	74
336	*	Rewards Network, Inc	5
1,505	*	RightNow Technologies, Inc	22
1,200	*	Riskmetrics Group Inc	18
8,549		Robert Half International, Inc	214
2,146		Rollins, Inc	40
301	*	Rosetta Stone, Inc	7
2,525	*	RSC Holdings, Inc	18
2,512	*	S1 Corp	16
1,356	*	Saba Software, Inc	6
6,297	*	Salesforce.com, Inc	358
5,190	*	Sapient Corp	42
1,301	*	Smith Micro Software, Inc	16
1,699	*	Sohu.com, Inc	117
380	*	SolarWinds, Inc	8
3,629	*	SonicWALL, Inc	30
14,052	*	Sonus Networks, Inc	30
3,912		Sotheby’s (Class A)	67
1,235	*	Sourcefire, Inc	27
3,429	*	Spherion Corp	21
1,220	*	SPSS, Inc	61
2,484	*	SRA International, Inc (Class A)	54
511	*	StarTek, Inc	4
1,404	*	Stratasys, Inc	24
2,028	*	SuccessFactors, Inc	29
42,954	*	Sun Microsystems, Inc	390
2,697	*	SupportSoft, Inc	6
4,737	*	Sybase, Inc	184
1,700	*	SYKES Enterprises, Inc	35
47,179	*	Symantec Corp	777
1,133	*	Synchronoss Technologies, Inc	14
976	*	SYNNEX Corp	30
7,658	*	Synopsys, Inc	172
784		Syntel, Inc	37
4,650		Take-Two Interactive Software, Inc	52
1,034		TAL International Group, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,688	*	Taleo Corp (Class A)	$38
798	*	TechTarget, Inc	5
2,030	*	TeleTech Holdings, Inc	35
590		Textainer Group Holdings Ltd	9
4,249	*	THQ, Inc	29
10,393	*	TIBCO Software, Inc	99
720	*	Tier Technologies, Inc	6
1,534	*	TNS, Inc	42
9,538		Total System Services, Inc	154
1,590	*	TradeStation Group, Inc	13
2,933	*	TrueBlue, Inc	41
1,541	*	Ultimate Software Group, Inc	44
571	*	Unica Corp	4
23,530	*	Unisys Corp	63
4,557		United Online, Inc	37
3,113	*	United Rentals, Inc	32
4,819	*	Valueclick, Inc	64
1,577	*	Vasco Data Security International	12
10,928	*	VeriSign, Inc	259
1,286		Viad Corp	26
620	*	Virtusa Corp	6
25,390		Visa, Inc (Class A)	1,755
2,790	*	VMware, Inc (Class A)	112
792	*	Vocus, Inc	17
858	*	Volt Information Sciences, Inc	10
449	*	WebMD Health Corp (Class A)	15
2,713	*	Websense, Inc	46
1,627	*	Website Pros, Inc	12
66,860	*	Yahoo!, Inc	1,191

		TOTAL BUSINESS SERVICES	50,192

CHEMICALS AND ALLIED PRODUCTS - 12.06%
87,363		Abbott Laboratories	4,322
357	*	Abraxis Bioscience, Inc	13
2,329	*	Acorda Therapeutics, Inc	54
2,757	*	Adolor Corp	4
11,778		Air Products & Chemicals, Inc	914
1,600	*	Albany Molecular Research, Inc	14
5,362		Albemarle Corp	186
4,224		Alberto-Culver Co	117
4,608	*	Alexion Pharmaceuticals, Inc	205
5,676	*	Alkermes, Inc	52
3,435	*	Allos Therapeutics, Inc	25
2,039	*	Alnylam Pharmaceuticals, Inc	46
968	*	AMAG Pharmaceuticals, Inc	42
3,695	*	American Oriental Bioengineering, Inc	18
928		American Vanguard Corp	8
57,283	*	Amgen, Inc	3,450
861	*	Amicus Therapeutics, Inc	8
1,500		Arch Chemicals, Inc	45
803	*	Ardea Biosciences, Inc	15
4,523	*	Arena Pharmaceuticals, Inc	20
2,036	*	Arqule, Inc	9
3,660	*	Array Biopharma, Inc	9
1,157	*	ARYx Therapeutics, Inc	4
2,455	*	Auxilium Pharmaceuticals, Inc	84
3,528	*	AVANIR Pharmaceuticals, Inc	7
5,963		Avery Dennison Corp	215
4,441	*	AVI BioPharma, Inc	8
24,050		Avon Products, Inc	817
1,170		Balchem Corp	31
1,205	*	BioCryst Pharmaceuticals, Inc	10
657	*	Biodel, Inc	4
16,532	*	Biogen Idec, Inc	835
5,913	*	BioMarin Pharmaceuticals, Inc	107

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

723	*	BioMimetic Therapeutics, Inc	$9
215	*	Biospecifics Technologies Corp	7
111,885		Bristol-Myers Squibb Co	2,520
3,844		Cabot Corp	89
1,015	*	Cadence Pharmaceuticals, Inc	11
2,978	*	Calgon Carbon Corp	44
1,815	*	Cambrex Corp	11
631	*	Caraco Pharmaceutical Laboratories Ltd	3
8,280		Celanese Corp (Series A)	207
26,138	*	Celgene Corp	1,461
25,926	*	Cell Therapeutics, Inc	32
919	*	Celldex Therapeutics, Inc	5
4,087	*	Cephalon, Inc	238
2,774		CF Industries Holdings, Inc	239
3,876	*	Charles River Laboratories International, Inc	143
167		Chase Corp	2
1,069	*	Chattem, Inc	71
1,739	*	China Precision Steel, Inc	5
425	*	China-Biotics, Inc	7
3,895		Church & Dwight Co, Inc	221
7,977		Clorox Co	469
28,388		Colgate-Palmolive Co	2,165
318	*	Cornerstone Therapeutics, Inc	2
3,539	*	Cubist Pharmaceuticals, Inc	71
3,574	*	Curis, Inc	8
2,618	*	Cypress Bioscience, Inc	21
2,828		Cytec Industries, Inc	92
1,702	*	Cytokinetics, Inc	9
1,586	*	Cytori Therapeutics, Inc	6
6,715	*	Dendreon Corp	188
5,095	*	Discovery Laboratories, Inc	7
63,252		Dow Chemical Co	1,649
51,110		Du Pont (E.I.) de Nemours & Co	1,643
3,494	*	Durect Corp	9
4,207		Eastman Chemical Co	225
13,044		Ecolab, Inc	603
57,554		Eli Lilly & Co	1,901
1,704	*	Elizabeth Arden, Inc	20
834	*	Emergent Biosolutions, Inc	15
3,047	*	Enzon Pharmaceuticals, Inc	25
5,935		Estee Lauder Cos (Class A)	220
1,469	*	Facet Biotech Corp	25
867	*	Female Health Co	4
2,913		Ferro Corp	26
4,244		FMC Corp	239
17,334	*	Forest Laboratories, Inc	510
15,201	*	Genzyme Corp	862
4,973	*	Geron Corp	33
51,523	*	Gilead Sciences, Inc	2,400
818	*	GTx, Inc	10
2,901		H.B. Fuller Co	61
3,942	*	Halozyme Therapeutics, Inc	28
316		Hawkins, Inc	7
6,449	*	Hemispherx Biopharma, Inc	13
458	*	Hi-Tech Pharmacal Co, Inc	10
8,965	*	Hospira, Inc	400
8,974	*	Human Genome Sciences, Inc	169
8,858		Huntsman Corp	81
2,326	*	ICO, Inc	11
861	*	Idenix Pharmaceuticals, Inc	3
1,248	*	Idera Pharmaceuticals, Inc	9
3,505	*	Idexx Laboratories, Inc	175
4,242	*	Immucor, Inc	75
2,900	*	Immunogen, Inc	24
3,365	*	Impax Laboratories, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

782		Innophos Holdings, Inc	$14
1,460		Innospec, Inc	22
2,484	*	Inspire Pharmaceuticals, Inc	13
353		Inter Parfums, Inc	4
2,107	*	InterMune, Inc	34
4,077		International Flavors & Fragrances, Inc	155
4,629	*	Inverness Medical Innovations, Inc	179
9,809	*	Invitrogen Corp	457
2,531	*	Javelin Pharmaceuticals, Inc	5
155,902		Johnson & Johnson	9,493
922		Kaiser Aluminum Corp	34
14,611	*	King Pharmaceuticals, Inc	157
1,077		Koppers Holdings, Inc	32
2,481	*	KV Pharmaceutical Co (Class A)	8
1,289	*	Landec Corp	8
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	13
3,937		Lubrizol Corp	281
987		Mannatech, Inc	4
2,990	*	MannKind Corp	29
444	*	MAP Pharmaceuticals, Inc	5
2,033		Martek Biosciences Corp	46
3,315	*	Medicines Co	37
3,427		Medicis Pharmaceutical Corp (Class A)	73
721	*	Medifast, Inc	16
1,640	*	Medivation, Inc	45
119,208		Merck & Co, Inc	3,771
2,420		Meridian Bioscience, Inc	61
2,296	*	Micromet, Inc	15
1,139		Minerals Technologies, Inc	54
1,009	*	Molecular Insight Pharmaceuticals, Inc	6
1,926	*	Momenta Pharmaceuticals, Inc	20
31,030		Monsanto Co	2,402
8,966		Mosaic Co	431
17,265	*	Mylan Laboratories, Inc	276
1,277	*	Myriad Pharmaceuticals, Inc	7
4,000	*	Nabi Biopharmaceuticals	14
8,034		Nalco Holding Co	165
3,157	*	NBTY, Inc	125
2,526	*	Neurocrine Biosciences, Inc	8
620		NewMarket Corp	58
563		NL Industries, Inc	4
4,336	*	Novavax, Inc	17
2,860	*	NPS Pharmaceuticals, Inc	12
602	*	Nutraceutical International Corp	7
1,070	*	Obagi Medical Products, Inc	12
4,620		Olin Corp	81
1,818	*	OM Group, Inc	55
2,250	*	Omnova Solutions, Inc	15
224	*	OncoGenex Pharmaceutical, Inc	8
3,401	*	Onyx Pharmaceuticals, Inc	102
1,904	*	Opko Health, Inc	4
1,463	*	Optimer Pharmaceuticals, Inc	20
2,901	*	OraSure Technologies, Inc	8
1,180	*	Orexigen Therapeutics, Inc	12
3,451	*	OSI Pharmaceuticals, Inc	122
807	*	Osiris Therapeutics, Inc	5
7,136	*	Pactiv Corp	186
1,792	*	Pain Therapeutics, Inc	9
2,230	*	Par Pharmaceutical Cos, Inc	48
3,406	*	Parexel International Corp	46
7,263		PDL BioPharma, Inc	57
4,687		Perrigo Co	159
1,182		PetMed Express, Inc	22
382,160		Pfizer, Inc	6,325
927	*	Pharmasset, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,726	*	PharMerica Corp	$32
6,365	*	PolyOne Corp	42
1,351	*	Poniard Pharmaceuticals, Inc	10
1,425	*	Pozen, Inc	10
9,120		PPG Industries, Inc	531
17,400		Praxair, Inc	1,421
1,891	*	Prestige Brands Holdings, Inc	13
165,269		Procter & Gamble Co	9,572
1,419	*	Progenics Pharmaceuticals, Inc	7
1,925	*	Protalix BioTherapeutics, Inc	16
3,271	*	Questcor Pharmaceuticals, Inc	18
1,788	*	Quidel Corp	29
991	*	Revlon, Inc (Class A)	5
2,609	*	Rockwood Holdings, Inc	54
7,403		RPM International, Inc	137
2,502	*	Salix Pharmaceuticals Ltd	53
2,882	*	Santarus, Inc	9
92,462		Schering-Plough Corp	2,612
1,987	*	Sciclone Pharmaceuticals, Inc	8
2,294		Scotts Miracle-Gro Co (Class A)	99
3,020		Sensient Technologies Corp	84
6,472	*	Sepracor, Inc	148
5,623		Sherwin-Williams Co	338
1,470	*	SIGA Technologies, Inc	12
6,711		Sigma-Aldrich Corp	362
7,248	*	Solutia, Inc	84
1,869	*	Spectrum Pharmaceuticals, Inc	13
5,802	*	StemCells, Inc	9
500		Stepan Co	30
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
2,656	*	SuperGen, Inc	7
900	*	SurModics, Inc	22
3,072	*	Theravance, Inc	45
1,248	*	Ulta Salon Cosmetics & Fragrance, Inc	21
2,600	*	United Therapeutics Corp	127
555	*	USANA Health Sciences, Inc	19
5,759	*	USEC, Inc	27
3,766	*	Valeant Pharmaceuticals International	106
5,893		Valspar Corp	162
1,501	*	Vanda Pharmaceuticals, Inc	17
9,920	*	Vertex Pharmaceuticals, Inc	376
2,010	*	Vical, Inc	9
4,346	*	Viropharma, Inc	42
5,632	*	Watson Pharmaceuticals, Inc	206
893		Westlake Chemical Corp	23
4,332	*	WR Grace & Co	94
75,396		Wyeth	3,663
1,508	*	Xenoport, Inc	32
2,399	*	Zymogenetics, Inc	15

		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,283

COAL MINING - 0.25%
6,337	*	Alpha Natural Resources, Inc	222
8,376		Arch Coal, Inc	185
10,252		Consol Energy, Inc	462
5,722	*	International Coal Group, Inc	23
1,514	*	James River Coal Co	29
4,837		Massey Energy Co	135
15,410		Peabody Energy Corp	574
570	*	Westmoreland Coal Co	5

		TOTAL COAL MINING	1,635

COMMUNICATIONS - 4.32%
650	*	AboveNet, Inc	32
3,405		Adtran, Inc	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,743		Alaska Communications Systems Group, Inc	$25
22,463	*	American Tower Corp (Class A)	818
1,540	*	Anixter International, Inc	62
3,054	*	Aruba Networks, Inc	27
333,874		AT&T, Inc	9,018
389		Atlantic Tele-Network, Inc	21
1,206	*	Audiovox Corp (Class A)	8
2,522	*	Brightpoint, Inc	22
13,439		Cablevision Systems Corp (Class A)	319
1,140	*	Cbeyond Communications, Inc	18
34,987		CBS Corp (Class B)	422
4,444	*	Centennial Communications Corp	35
2,093	*	Central European Media Enterprises Ltd (Class A)	72
16,809		CenturyTel, Inc	565
11,188	*	Cincinnati Bell, Inc	39
4,026	*	Clearwire Corp (Class A)	33
163,274		Comcast Corp (Class A)	2,758
1,571		Consolidated Communications Holdings, Inc	25
16,424	*	Crown Castle International Corp	515
1,802	*	Crown Media Holdings, Inc (Class A)	3
2,127	*	CTC Media, Inc	33
608		D&E Communications, Inc	7
978	*	DG FastChannel, Inc	21
560	*	DigitalGlobe, Inc	13
25,808	*	DIRECTV Group, Inc	712
10,540	*	DISH Network Corp (Class A)	203
2,122	*	Equinix, Inc	195
5,145		Fairpoint Communications, Inc	2
354		Fisher Communications, Inc	6
18,434		Frontier Communications Corp	139
2,838	*	General Communication, Inc (Class A)	19
1,077	*	GeoEye, Inc	29
2,003	*	Global Crossing Ltd	29
4,388		Global Payments, Inc	205
394		HickoryTech Corp	3
396	*	Hughes Communications, Inc	12
5,714	*	IAC/InterActiveCorp	115
2,017	*	Ibasis, Inc	4
1,487	*	inContact, Inc	4
1,874		Iowa Telecommunications Services, Inc	24
1,069	*	iPCS, Inc	19
2,455	*	j2 Global Communications, Inc	57
1,587	*	Knology, Inc	16
3,287	*	Leap Wireless International, Inc	64
93,633	*	Level 3 Communications, Inc	130
15,420	*	Liberty Global, Inc (Class A)	348
4,683	*	Liberty Media Corp - Capital (Series A)	98
28,964	*	Liberty Media Corp - Entertainment (Series A)	901
34,198	*	Liberty Media Holding Corp (Interactive A)	375
1,798	*	Lin TV Corp (Class A)	9
1,113	*	Lodgenet Entertainment Corp	8
2,813	*	Mastec, Inc	34
2,161	*	Mediacom Communications Corp (Class A)	12
14,563	*	MetroPCS Communications, Inc	136
4,399	*	NeuStar, Inc (Class A)	99
1,871	*	Neutral Tandem, Inc	43
8,774	*	NII Holdings, Inc (Class B)	263
1,922	*	Novatel Wireless, Inc	22
1,715		NTELOS Holdings Corp	30
7,414	*	PAETEC Holding Corp	29
96		Preformed Line Products Co	4
83,584		Qwest Communications International, Inc	318
1,881	*	RCN Corp	18
1,951	*	SAVVIS, Inc	31
6,566	*	SBA Communications Corp (Class A)	178

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

4,730		Scripps Networks Interactive (Class A)	$175
1,404		Shenandoah Telecom Co	25
3,111		Sinclair Broadcast Group, Inc (Class A)	11
159,248	*	Sprint Nextel Corp	629
412	*	SureWest Communications	5
1,117	*	Switch & Data Facilities Co, Inc	15
3,641	*	Syniverse Holdings, Inc	64
1,946	*	TeleCommunication Systems, Inc (Class A)	16
5,391		Telephone & Data Systems, Inc	167
3,069	*	Terremark Worldwide, Inc	19
20,154		Time Warner Cable, Inc	868
5,735	*	TiVo, Inc	59
1,032	*	US Cellular Corp	40
1,642		USA Mobility, Inc	21
160,643		Verizon Communications, Inc	4,863
31,141	*	Viacom, Inc (Class B)	873
1,500	*	Virgin Mobile USA, Inc (Class A)	8
25,569		Windstream Corp	259

		TOTAL COMMUNICATIONS	28,055

DEPOSITORY INSTITUTIONS - 7.42%
1,117		1st Source Corp	18
1,011		Abington Bancorp, Inc	8
243		Alliance Financial Corp	7
337		American National Bankshares, Inc	7
860		Ameris Bancorp	6
387		Ames National Corp	9
544		Arrow Financial Corp	15
7,742		Associated Banc-Corp	88
4,208		Astoria Financial Corp	46
140		Auburn National Bancorporation, Inc	3
520		Bancfirst Corp	19
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	22
88		Bancorp Rhode Island, Inc	2
5,040		Bancorpsouth, Inc	123
2,688		Bank Mutual Corp	24
489,434		Bank of America Corp	8,281
2,893		Bank of Hawaii Corp	120
164		Bank of Kentucky Financial Corp	3
288		Bank of Marin Bancorp	9
67,364		Bank of New York Mellon Corp	1,953
638		Bank of the Ozarks, Inc	17
1,599		BankFinancial Corp	15
777		Banner Corp	2
169		Bar Harbor Bankshares	6
38,679		BB&T Corp	1,054
1,950	*	Beneficial Mutual Bancorp, Inc	18
636		Berkshire Hills Bancorp, Inc	14
1,341		BOK Financial Corp	62
3,543		Boston Private Financial Holdings, Inc	23
354		Bridge Bancorp, Inc	9
3,927		Brookline Bancorp, Inc	38
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	15
831		Capital City Bank Group, Inc	12
724		Capitol Federal Financial	24
1,503		Cardinal Financial Corp	12
398		Cass Information Systems, Inc	12
2,416		Cathay General Bancorp	20
676		Center Bancorp, Inc	5
519		Centerstate Banks of Florida, Inc	4
1,887		Central Pacific Financial Corp	5
152		Century Bancorp, Inc	3
1,616		Chemical Financial Corp	35
354	*	Chicopee Bancorp, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

856,051		Citigroup, Inc	$4,143
533		Citizens & Northern Corp	8
225		Citizens Holding Co	6
4,633	*	Citizens Republic Bancorp, Inc	4
923		City Holding Co	28
2,232		City National Corp	87
875		Clifton Savings Bancorp, Inc	9
498		CNB Financial Corp	9
675		CoBiz, Inc	3
1,059		Columbia Banking System, Inc	18
8,844		Comerica, Inc	262
3,103		Commerce Bancshares, Inc	116
2,024		Community Bank System, Inc	37
1,003		Community Trust Bancorp, Inc	26
3,071		Cullen/Frost Bankers, Inc	159
4,428		CVB Financial Corp	34
1,609		Dime Community Bancshares	18
1,322	*	Dollar Financial Corp	21
559	*	Eagle Bancorp, Inc	5
3,926		East West Bancorp, Inc	33
282		Enterprise Bancorp, Inc	4
512		Enterprise Financial Services Corp	5
466		ESB Financial Corp	6
1,035		ESSA Bancorp, Inc	14
2,804	*	Euronet Worldwide, Inc	67
377		Farmers Capital Bank Corp	7
44,822		Fifth Third Bancorp	454
664		Financial Institutions, Inc	7
720		First Bancorp	13
4,676		First Bancorp (Puerto Rico)	14
498		First Bancorp, Inc	9
1,530		First Busey Corp	7
341		First Citizens Bancshares, Inc (Class A)	54
4,700		First Commonwealth Financial Corp	27
680		First Community Bancshares, Inc	9
364		First Defiance Financial Corp	5
2,359		First Financial Bancorp	28
1,043		First Financial Bankshares, Inc	52
903		First Financial Corp	28
600		First Financial Holdings, Inc	10
1,374		First Financial Northwest, Inc	8
214		First Financial Service Corp	3
12,142	*	First Horizon National Corp	161
1,238		First Merchants Corp	9
2,914		First Midwest Bancorp, Inc	33
7,693		First Niagara Financial Group, Inc	95
288		First of Long Island Corp	8
504		First South Bancorp, Inc	6
4,068		FirstMerit Corp	77
1,967	*	Flagstar Bancorp, Inc	2
1,105		Flushing Financial Corp	13
5,502		FNB Corp	39
10,974		Fulton Financial Corp	81
602		German American Bancorp, Inc	9
3,468		Glacier Bancorp, Inc	52
500		Great Southern Bancorp, Inc	12
3,800	*	Guaranty Bancorp	6
1,035		Hampton Roads Bankshares, Inc	3
1,586		Hancock Holding Co	60
1,911		Harleysville National Corp	10
928		Heartland Financial USA, Inc	14
228	*	Heritage Financial Corp	3
504	*	Home Bancorp, Inc	6
765		Home Bancshares, Inc	17
821		Home Federal Bancorp, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

26,331		Hudson City Bancorp, Inc	$346
41,767		Huntington Bancshares, Inc	197
768		IBERIABANK Corp	35
1,031		Independent Bank Corp	23
3,295		International Bancshares Corp	54
2,034	*	Investors Bancorp, Inc	22
212,701		JPMorgan Chase & Co	9,321
1,441		Kearny Financial Corp	15
50,637		Keycorp	329
1,025		Lakeland Bancorp, Inc	8
734		Lakeland Financial Corp	15
446		Legacy Bancorp, Inc	5
4,255		M&T Bank Corp	265
731		MainSource Financial Group, Inc	5
21,942		Marshall & Ilsley Corp	177
2,236		MB Financial, Inc	47
273		Merchants Bancshares, Inc	6
249	*	Meridian Interstate Bancorp, Inc	2
5,244	*	Metavante Technologies, Inc	181
265		Midsouth Bancorp, Inc	3
1,144		Nara Bancorp, Inc	8
206		NASB Financial, Inc	5
382		National Bankshares, Inc	10
4,881		National Penn Bancshares, Inc	30
2,152		NBT Bancorp, Inc	49
2,399	*	Net 1 UEPS Technologies, Inc	50
19,260		New York Community Bancorp, Inc	220
6,972		NewAlliance Bancshares, Inc	75
13,719		Northern Trust Corp	798
1,192		Northfield Bancorp, Inc	15
349		Northrim BanCorp, Inc	5
1,341		Northwest Bancorp, Inc	31
508		OceanFirst Financial Corp	6
228		Ohio Valley Banc Corp	6
3,801		Old National Bancorp	43
799		Old Second Bancorp, Inc	5
1,295		Oriental Financial Group, Inc	16
713		Oritani Financial Corp	10
287		Orrstown Financial Services, Inc	11
2,744		Pacific Capital Bancorp	4
611		Pacific Continental Corp	6
1,486		PacWest Bancorp	28
688		Park National Corp	40
523		Peapack Gladstone Financial Corp	8
221		Penns Woods Bancorp, Inc	7
259	*	Pennsylvania Commerce Bancorp, Inc	3
595		Peoples Bancorp, Inc	8
159		Peoples Financial Corp	3
19,823		People’s United Financial, Inc	308
1,254	*	Pinnacle Financial Partners, Inc	16
26,228		PNC Financial Services Group, Inc	1,274
34,435		Popular, Inc	97
861		Premierwest Bancorp	2
1,858		PrivateBancorp, Inc	45
2,398		Prosperity Bancshares, Inc	83
3,936		Provident Financial Services, Inc	41
2,753		Provident New York Bancorp	26
65,194		Regions Financial Corp	405
1,026		Renasant Corp	15
612		Republic Bancorp, Inc (Class A)	12
598		Rockville Financial, Inc	6
629		Roma Financial Corp	8
1,211		S&T Bancorp, Inc	16
846		S.Y. Bancorp, Inc	20
1,000		Sandy Spring Bancorp, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

357	*	Santander BanCorp	$3
605		SCBT Financial Corp	17
514		Shore Bancshares, Inc	9
370		Sierra Bancorp	4
1,893	*	Signature Bank	55
1,066		Simmons First National Corp (Class A)	31
581		Smithtown Bancorp, Inc	7
3,737		South Financial Group, Inc	5
794		Southside Bancshares, Inc	18
740		Southwest Bancorp, Inc	10
856		State Bancorp, Inc	7
28,176		State Street Corp	1,482
1,347		StellarOne Corp	20
1,199		Sterling Bancorp	9
4,189		Sterling Bancshares, Inc	31
3,133		Sterling Financial Corp	6
701		Suffolk Bancorp	21
643	*	Sun Bancorp, Inc	3
28,165		SunTrust Banks, Inc	635
4,965		Susquehanna Bancshares, Inc	29
1,802	*	SVB Financial Group	78
15,543		Synovus Financial Corp	58
6,992		TCF Financial Corp	91
1,877	*	Texas Capital Bancshares, Inc	32
4,491		TFS Financial Corp	53
596	*	The Bancorp, Inc	3
390		Tompkins Trustco, Inc	17
192		Tower Bancorp, Inc	5
1,219		TowneBank	16
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	33
2,902		Trustmark Corp	55
6,278		UCBH Holdings, Inc	5
1,859		UMB Financial Corp	75
3,609		Umpqua Holdings Corp	38
814		Union Bankshares Corp	10
2,414		United Bankshares, Inc	47
2,209		United Community Banks, Inc	11
1,056		United Financial Bancorp, Inc	12
354		United Security Bancshares	8
792		Univest Corp of Pennsylvania	17
107,157		US Bancorp	2,342
8,225		Valley National Bancorp	101
690		ViewPoint Financial Group	10
408		Washington Banking Co	4
5,275		Washington Federal, Inc	89
881		Washington Trust Bancorp, Inc	15
681	*	Waterstone Financial, Inc	3
3,232		Webster Financial Corp	40
269,955		Wells Fargo & Co	7,607
1,534		WesBanco, Inc	24
997		West Bancorporation, Inc	5
1,616		Westamerica Bancorporation	84
2,587	*	Western Alliance Bancorp	16
39,875		Western Union Co	754
1,313		Westfield Financial, Inc	11
4,160		Whitney Holding Corp	40
4,204		Wilmington Trust Corp	60
980		Wilshire Bancorp, Inc	7
1,580		Wintrust Financial Corp	44
320		WSFS Financial Corp	9
709		Yadkin Valley Financial Corp	3
6,274		Zions Bancorporation	113

		TOTAL DEPOSITORY INSTITUTIONS	48,167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

EATING AND DRINKING PLACES - 1.04%
1,322	*	AFC Enterprises	$11
536	*	Benihana, Inc	3
896	*	BJ’s Restaurants, Inc	13
1,700		Bob Evans Farms, Inc	49
5,750		Brinker International, Inc	90
937	*	Buffalo Wild Wings, Inc	39
5,442		Burger King Holdings, Inc	96
1,465	*	California Pizza Kitchen, Inc	23
1,126		CBRL Group, Inc	39
1,296	*	CEC Entertainment, Inc	34
3,164	*	Cheesecake Factory	59
1,898	*	Chipotle Mexican Grill, Inc (Class A)	184
3,114		CKE Restaurants, Inc	33
7,745		Darden Restaurants, Inc	264
6,036	*	Denny’s Corp	16
1,061		DineEquity, Inc	26
2,437	*	Domino’s Pizza, Inc	22
3,441	*	Jack in the Box, Inc	71
3,561	*	Krispy Kreme Doughnuts, Inc	13
714	*	Landry’s Restaurants, Inc	7
604	*	Luby’s, Inc	3
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	6
62,750		McDonald’s Corp	3,581
1,279		O’Charleys, Inc	12
1,438	*	Papa John’s International, Inc	35
1,531	*	PF Chang’s China Bistro, Inc	52
957	*	Red Robin Gourmet Burgers, Inc	20
3,070	*	Ruby Tuesday, Inc	26
800	*	Ruth’s Chris Steak House, Inc	3
3,411	*	Sonic Corp	38
41,458	*	Starbucks Corp	856
1,689	*	Steak N Shake Co	20
3,228	*	Texas Roadhouse, Inc (Class A)	34
21,547		Wendy’s/Arby’s Group, Inc (Class A)	102
25,992		Yum! Brands, Inc	877

		TOTAL EATING AND DRINKING PLACES	6,757

EDUCATIONAL SERVICES - 0.23%
960	*	American Public Education, Inc	33
7,494	*	Apollo Group, Inc (Class A)	552
598	*	Bridgepoint Education, Inc	9
4,345	*	Career Education Corp	106
1,613	*	ChinaCast Education Corp	12
4,367	*	Corinthian Colleges, Inc	81
3,674		DeVry, Inc	203
752	*	Grand Canyon Education, Inc	13
2,154	*	ITT Educational Services, Inc	238
1,265	*	K12, Inc	21
522	*	Learning Tree International, Inc	6
425	*	Lincoln Educational Services Corp	10
705	*	Princeton Review, Inc	3
774		Strayer Education, Inc	168
1,448	*	Universal Technical Institute, Inc	29

		TOTAL EDUCATIONAL SERVICES	1,484

ELECTRIC, GAS, AND SANITARY SERVICES - 4.28%
37,629	*	AES Corp	558
4,012		AGL Resources, Inc	142
9,236		Allegheny Energy, Inc	245
1,693		Allete, Inc	57
5,798		Alliant Energy Corp	161
12,327		Ameren Corp	312
928		American Ecology Corp	17
26,983		American Electric Power Co, Inc	836

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,100		American States Water Co	$40
3,788		American Water Works Co, Inc	76
7,429		Aqua America, Inc	131
366		Artesian Resources Corp	6
5,341		Atmos Energy Corp	151
3,100		Avista Corp	63
2,253		Black Hills Corp	57
1,013		California Water Service Group	39
19,809	*	Calpine Corp	228
19,246		Centerpoint Energy, Inc	239
616		Central Vermont Public Service Corp	12
563		CH Energy Group, Inc	25
402		Chesapeake Utilities Corp	12
1,645	*	Clean Energy Fuels Corp	24
1,182	*	Clean Harbors, Inc	67
3,305		Cleco Corp	83
13,685		CMS Energy Corp	183
518		Connecticut Water Service, Inc	12
15,554		Consolidated Edison, Inc	637
892		Consolidated Water Co, Inc	15
10,238		Constellation Energy Group, Inc	331
7,381	*	Covanta Holding Corp	125
2,304		Crosstex Energy, Inc	12
33,508		Dominion Resources, Inc	1,156
6,360		DPL, Inc	166
9,170		DTE Energy Co	322
73,145		Duke Energy Corp	1,151
29,653	*	Dynegy, Inc (Class A)	76
18,721		Edison International	629
40,535		El Paso Corp	418
2,788	*	El Paso Electric Co	49
1,913		Empire District Electric Co	35
3,865		Energen Corp	167
4,206		EnergySolutions, Inc	39
670	*	EnerNOC, Inc	22
11,148		Entergy Corp	890
37,234		Exelon Corp	1,848
17,224		FirstEnergy Corp	787
368		Florida Public Utilities Co	4
23,054		FPL Group, Inc	1,273
7,294		Great Plains Energy, Inc	131
5,035		Hawaiian Electric Industries, Inc	91
2,540		Idacorp, Inc	73
4,488		Integrys Energy Group, Inc	161
2,892		ITC Holdings Corp	131
1,400		Laclede Group, Inc	45
10,015		MDU Resources Group, Inc	209
1,200		MGE Energy, Inc	44
813		Middlesex Water Co	12
7,736	*	Mirant Corp	127
3,948		National Fuel Gas Co	181
2,248		New Jersey Resources Corp	82
2,750		Nicor, Inc	101
14,876		NiSource, Inc	207
9,705		Northeast Utilities	230
1,384		Northwest Natural Gas Co	58
2,408		NorthWestern Corp	59
15,125	*	NRG Energy, Inc	426
5,898		NSTAR	188
13,561		NV Energy, Inc	157
5,507		OGE Energy Corp	182
6,202		Oneok, Inc	227
1,079		Ormat Technologies, Inc	44
1,956		Otter Tail Corp	47
248		Pennichuck Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

11,870		Pepco Holdings, Inc	$177
2,981	*	Perma-Fix Environmental Services	7
20,926		PG&E Corp	847
975	*	Pico Holdings, Inc	33
4,192		Piedmont Natural Gas Co, Inc	100
1,025	*	Pike Electric Corp	12
5,639		Pinnacle West Capital Corp	185
4,367		PNM Resources, Inc	51
3,954		Portland General Electric Co	78
21,619		PPL Corp	656
15,971		Progress Energy, Inc	624
5,000	*	Progress Energy, Inc (CVO)	1
28,776		Public Service Enterprise Group, Inc	905
10,249		Questar Corp	385
20,883	*	Reliant Energy, Inc	149
18,454		Republic Services, Inc	490
1,126		Resource America, Inc (Class A)	5
6,675		SCANA Corp	233
13,835		Sempra Energy	689
1,020		SJW Corp	23
1,559		South Jersey Industries, Inc	55
43,904		Southern Co	1,390
6,440		Southern Union Co	134
2,572		Southwest Gas Corp	66
1,025		Southwest Water Co	5
4,708	*	Stericycle, Inc	228
12,829		TECO Energy, Inc	181
6,491		UGI Corp	163
1,633		UIL Holdings Corp	43
2,373		Unisource Energy Corp	73
597		Unitil Corp	13
4,559		Vectren Corp	105
4,252	*	Waste Connections, Inc	123
27,541		Waste Management, Inc	821
1,458	*	Waste Services, Inc	7
5,819		Westar Energy, Inc	114
2,570		WGL Holdings, Inc	85
32,374		Williams Cos, Inc	579
6,514		Wisconsin Energy Corp	294
25,637		Xcel Energy, Inc	493
672		York Water Co	9

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,777

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.61%
2,080	*	Acme Packet, Inc	21
1,556	*	Actel Corp	19
2,435		Acuity Brands, Inc	78
7,209	*	Adaptec, Inc	24
5,670	*	ADC Telecommunications, Inc	47
2,343	*	Advanced Analogic Technologies, Inc	9
2,485	*	Advanced Battery Technologies, Inc	11
2,251	*	Advanced Energy Industries, Inc	32
32,857	*	Advanced Micro Devices, Inc	186
937	*	Airvana, Inc	6
16,906		Altera Corp	347
2,495	*	American Superconductor Corp	84
6,297		Ametek, Inc	220
6,298	*	Amkor Technology, Inc	43
9,591		Amphenol Corp (Class A)	361
3,097	*	Anadigics, Inc	15
16,468		Analog Devices, Inc	454
50,319	*	Apple Computer, Inc	9,328
4,253	*	Applied Micro Circuits Corp	42
760		Applied Signal Technology, Inc	18
7,420	*	Arris Group, Inc	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

886	*	Ascent Solar Technologies, Inc	$7
3,325	*	Atheros Communications, Inc	88
26,699	*	Atmel Corp	112
1,909	*	ATMI, Inc	35
8,620	*	Avnet, Inc	224
1,723		AVX Corp	21
723	*	AZZ, Inc	29
2,797		Baldor Electric Co	76
674		Bel Fuse, Inc (Class B)	13
3,978	*	Benchmark Electronics, Inc	72
1,630	*	BigBand Networks, Inc	7
27,534	*	Broadcom Corp (Class A)	845
1,663	*	Ceradyne, Inc	30
1,230	*	Ceva, Inc	13
2,350	*	Checkpoint Systems, Inc	39
2,154	*	China BAK Battery, Inc	11
1,638	*	China Security & Surveillance Technology, Inc	12
5,374	*	Ciena Corp	87
326,298	*	Cisco Systems, Inc	7,681
1,497	*	Comtech Telecommunications Corp	50
457	*	CPI International, Inc	5
5,056	*	Cree, Inc	186
2,100		CTS Corp	20
992		Cubic Corp	39
8,640	*	Cypress Semiconductor Corp	89
1,921	*	Diodes, Inc	35
3,020	*	Dolby Laboratories, Inc (Class A)	115
1,909	*	DSP Group, Inc	16
1,127	*	DTS, Inc	31
9,543		Eaton Corp	540
2,451	*	EchoStar Corp (Class A)	45
2,000	*	Electro Scientific Industries, Inc	27
4,389	*	EMCORE Corp	6
956	*	EMS Technologies, Inc	20
3,819	*	Energizer Holdings, Inc	253
2,523	*	Energy Conversion Devices, Inc	29
2,135	*	EnerSys	47
3,090	*	Entropic Communications, Inc	8
10,461	*	Evergreen Solar, Inc	20
2,444	*	Exar Corp	18
3,055	*	Exide Technologies	24
7,399	*	Fairchild Semiconductor International, Inc	76
2,938	*	First Solar, Inc	449
1,238		Franklin Electric Co, Inc	35
4,152	*	FuelCell Energy, Inc	18
599,367		General Electric Co	9,842
1,197	*	Globecomm Systems, Inc	9
645	*	GP Strategies Corp	5
6,608	*	GrafTech International Ltd	97
1,507	*	Greatbatch, Inc	34
1,470	*	GT Solar International, Inc	9
3,385		Harman International Industries, Inc	115
5,636	*	Harmonic, Inc	38
7,319		Harris Corp	275
3,340	*	Harris Stratex Networks, Inc (Class A)	23
1,865	*	Helen of Troy Ltd	36
5,810	*	Hexcel Corp	66
1,175	*	Hittite Microwave Corp	43
1,976		Imation Corp	18
5,270	*	Infinera Corp	42
10,127	*	Integrated Device Technology, Inc	68
315,918		Intel Corp	6,183
1,184	*	Intellon Corp	8
2,069	*	InterDigital, Inc	48
4,231	*	International Rectifier Corp	82

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

7,280		Intersil Corp (Class A)	$111
1,143	*	IPG Photonics Corp	17
950	*	iRobot Corp	12
1,636		IXYS Corp	14
12,458	*	JDS Uniphase Corp	89
6,494		L-3 Communications Holdings, Inc	522
7,863	*	Lattice Semiconductor Corp	18
2,443		Lincoln Electric Holdings, Inc	116
12,418		Linear Technology Corp	343
1,487	*	Littelfuse, Inc	39
732	*	Loral Space & Communications, Inc	20
1,293		LSI Industries, Inc	9
37,862	*	LSI Logic Corp	208
29,029	*	Marvell Technology Group Ltd	470
16,530		Maxim Integrated Products, Inc	300
1,111	*	Maxwell Technologies, Inc	20
11,750	*	MEMC Electronic Materials, Inc	195
1,540	*	Mercury Computer Systems, Inc	15
2,500		Methode Electronics, Inc	22
2,455		Micrel, Inc	20
10,147		Microchip Technology, Inc	269
49,008	*	Micron Technology, Inc	402
4,543	*	Microsemi Corp	72
4,100	*	Microtune, Inc	7
3,290	*	Microvision, Inc	18
2,847	*	MIPS Technologies, Inc	11
7,107		Molex, Inc	148
1,783	*	Monolithic Power Systems, Inc	42
2,537	*	Moog, Inc (Class A)	75
128,851		Motorola, Inc	1,107
555	*	Multi-Fineline Electronix, Inc	16
300		National Presto Industries, Inc	26
12,709		National Semiconductor Corp	181
18,964	*	NetApp, Inc	506
1,013	*	Netlogic Microsystems, Inc	46
4,691	*	Novellus Systems, Inc	98
265	*	NVE Corp	14
30,605	*	Nvidia Corp	460
3,117	*	Omnivision Technologies, Inc	51
23,461	*	ON Semiconductor Corp	194
4,315	*	Openwave Systems, Inc	11
1,210	*	Oplink Communications, Inc	18
1,144	*	OpNext, Inc	3
869	*	OSI Systems, Inc	16
1,250		Park Electrochemical Corp	31
1,392	*	Parkervision, Inc	6
1,447	*	Pericom Semiconductor Corp	14
2,260	*	Photronics, Inc	11
2,609		Plantronics, Inc	70
2,396	*	Plexus Corp	63
1,628	*	PLX Technology, Inc	5
13,086	*	PMC - Sierra, Inc	125
4,967	*	Polycom, Inc	133
1,248	*	Polypore International, Inc	16
458	*	Powell Industries, Inc	18
1,592		Power Integrations, Inc	53
4,438	*	Power-One, Inc	9
7,309	*	Powerwave Technologies, Inc	12
7,070	*	QLogic Corp	122
93,891		Qualcomm, Inc	4,223
6,183	*	Rambus, Inc	108
1,083		Raven Industries, Inc	29
1,983		Regal-Beloit Corp	91
14,875	*	RF Micro Devices, Inc	81
1,014	*	Rogers Corp	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

782	*	Rubicon Technology, Inc	$12
2,893	*	SatCon Technology Corp	5
1,867	*	Seachange International, Inc	14
3,792	*	Semtech Corp	64
2,605	*	ShoreTel, Inc	20
5,145	*	Silicon Image, Inc	12
2,335	*	Silicon Laboratories, Inc	108
5,900	*	Silicon Storage Technology, Inc	14
9,838	*	Skyworks Solutions, Inc	130
3,071	*	Smart Modular Technologies WWH, Inc	15
663	*	Spectrum Control, Inc	6
1,279	*	Standard Microsystems Corp	30
2,209	*	Starent Networks Corp	56
898	*	Stoneridge, Inc	6
5,467	*	Sunpower Corp (Class A)	163
745	*	Supertex, Inc	22
12,134	*	Sycamore Networks, Inc	37
2,907	*	Symmetricom, Inc	15
1,922	*	Synaptics, Inc	48
2,804		Technitrol, Inc	26
913	*	Techwell, Inc	10
3,400	*	Tekelec	56
2,403		Teleflex, Inc	116
23,240	*	Tellabs, Inc	161
2,908	*	Tessera Technologies, Inc	81
72,335		Texas Instruments, Inc	1,714
2,807	*	Thomas & Betts Corp	84
3,408	*	Trident Microsystems, Inc	9
8,683	*	Triquint Semiconductor, Inc	67
2,833	*	TTM Technologies, Inc	32
755	*	Ultralife Corp	5
1,466	*	Universal Display Corp	17
932	*	Universal Electronics, Inc	19
3,575	*	US Geothermal, Inc	6
7,742	*	Utstarcom, Inc	16
3,056	*	Valence Technology, Inc	5
4,336	*	Varian Semiconductor Equipment Associates, Inc	142
1,399	*	Viasat, Inc	37
1,471		Vicor Corp	11
705	*	Virage Logic Corp	4
10,877	*	Vishay Intertechnology, Inc	86
1,235	*	Volterra Semiconductor Corp	23
4,143		Whirlpool Corp	290
604	*	White Electronic Designs Corp	3
14,723		Xilinx, Inc	345
3,311	*	Zix Corp	7
1,635	*	Zoltek Cos, Inc	17
3,150	*	Zoran Corp	36

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	55,889

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
997	*	Accelrys, Inc	6
1,025	*	Advisory Board Co	26
5,591	*	Aecom Technology Corp	152
609	*	Affymax, Inc	14
8,040	*	Amylin Pharmaceuticals, Inc	110
4,682	*	Ariad Pharmaceuticals, Inc	10
900		CDI Corp	13
4,841	*	Celera Corp	30
1,080	*	comScore, Inc	19
758	*	Cornell Cos, Inc	17
2,117		Corporate Executive Board Co	53
717	*	CRA International, Inc	20
1,108		Diamond Management & Technology Consultants, Inc	8
3,370	*	Dyax Corp	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,888	*	eResearch Technology, Inc	$20
5,381	*	Exelixis, Inc	34
1,066	*	Exponent, Inc	30
10,189		Fluor Corp	518
691	*	Franklin Covey Co	4
2,145	*	Furmanite Corp	9
3,642	*	Genpact Ltd	45
3,105	*	Gen-Probe, Inc	129
4,285	*	Hewitt Associates, Inc (Class A)	156
1,422	*	Hill International, Inc	10
1,154	*	Huron Consulting Group, Inc	30
449	*	ICF International, Inc	14
4,807	*	Incyte Corp	32
1,026	*	Infinity Pharmaceuticals, Inc	6
7,095	*	Insmed, Inc	6
5,385	*	Isis Pharmaceuticals, Inc	78
6,928	*	Jacobs Engineering Group, Inc	318
8,930		KBR, Inc	208
798	*	Kendle International, Inc	13
584		Landauer, Inc	32
5,020	*	Lexicon Pharmaceuticals, Inc	11
2,138	*	Luminex Corp	36
799		MAXIMUS, Inc	37
1,801	*	Maxygen, Inc	12
13,294	*	McDermott International, Inc	336
445	*	Michael Baker Corp	16
5,380	*	Myriad Genetics, Inc	147
2,873	*	Navigant Consulting, Inc	39
1,729	*	Omnicell, Inc	19
18,418		Paychex, Inc	535
3,815	*	Regeneron Pharmaceuticals, Inc	74
1,803	*	Repligen Corp	9
2,863	*	Resources Connection, Inc	49
2,187	*	Rigel Pharmaceuticals, Inc	18
3,216	*	RTI Biologics, Inc	14
11,155	*	SAIC, Inc	196
2,157	*	Sangamo Biosciences, Inc	18
3,562	*	Savient Pharmaceuticals, Inc	54
3,875	*	Seattle Genetics, Inc	54
2,710	*	Sequenom, Inc	9
4,915	*	Shaw Group, Inc	158
571	*	Stanley, Inc	15
1,956	*	Symyx Technologies, Inc	13
692	*	Tejon Ranch Co	18
2,891	*	Tetra Tech, Inc	77
360	*	Transcend Services, Inc	6
4,873	*	URS Corp	213
5,034	*	VCA Antech, Inc	135
205		VSE Corp	8
2,310		Watson Wyatt & Co Holdings (Class A)	101

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,609

FABRICATED METAL PRODUCTS - 0.57%
1,788	*	Alliant Techsystems, Inc	139
532		Ameron International Corp	37
3,998		Aptargroup, Inc	149
5,268		Ball Corp	259
377	*	Bway Holding Co	7
1,700	*	Chart Industries, Inc	37
1,064		CIRCOR International, Inc	30
6,611		Commercial Metals Co	118
2,957		Crane Co	76
9,365	*	Crown Holdings, Inc	255
757		Dynamic Materials Corp	15
2,853	*	Griffon Corp	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

727		Gulf Island Fabrication, Inc	$14
267	*	Hawk Corp	4
25,340		Illinois Tool Works, Inc	1,082
916		Insteel Industries, Inc	11
904	*	Ladish Co, Inc	14
2,280	*	Mobile Mini, Inc	40
6,723		Mueller Water Products, Inc (Class A)	37
1,321	*	NCI Building Systems, Inc	4
708	*	North American Galvanizing & Coating, Inc	4
9,262		Parker Hannifin Corp	480
5,113		Pentair, Inc	151
2,169		Quanex Building Products Corp	31
1,422		Silgan Holdings, Inc	75
2,152		Simpson Manufacturing Co, Inc	54
2,979	*	Smith & Wesson Holding Corp	16
3,374		Snap-On, Inc	117
4,479		Stanley Works	191
957		Sturm Ruger & Co, Inc	12
685		Sun Hydraulics Corp	15
3,948	*	Taser International, Inc	19
809	*	Trimas Corp	4
1,173		Valmont Industries, Inc	100
1,666		Watts Water Technologies, Inc (Class A)	51

		TOTAL FABRICATED METAL PRODUCTS	3,677

FISHING, HUNTING, AND TRAPPING - 0.00%**
441	*	HQ Sustainable Maritime Industries, Inc	4

		TOTAL FISHING, HUNTING, AND TRAPPING	4

FOOD AND KINDRED PRODUCTS - 3.82%
1,200	*	AgFeed Industries, Inc	6
500	*	American Dairy, Inc	14
1,141	*	American Italian Pasta Co	31
36,814		Archer Daniels Midland Co	1,076
1,189		B&G Foods, Inc (Class A)	10
700	*	Boston Beer Co, Inc (Class A)	26
7,666		Bunge Ltd	480
10,905		Campbell Soup Co	356
3,882	*	Central Garden and Pet Co (Class A)	42
263		Coca-Cola Bottling Co Consolidated	13
131,239		Coca-Cola Co	7,048
17,887		Coca-Cola Enterprises, Inc	383
25,800		ConAgra Foods, Inc	559
11,059	*	Constellation Brands, Inc (Class A)	168
4,422		Corn Products International, Inc	126
4,436	*	Darling International, Inc	33
11,854		Del Monte Foods Co	137
958		Diamond Foods, Inc	30
14,744	*	Dr Pepper Snapple Group, Inc	424
616		Farmer Bros Co	13
4,071		Flowers Foods, Inc	107
18,529		General Mills, Inc	1,193
17,767		H.J. Heinz Co	706
4,145	*	Hansen Natural Corp	152
8,596		Hershey Co	334
3,477		Hormel Foods Corp	123
740		Imperial Sugar Co	9
800		J&J Snack Foods Corp	35
6,683		J.M. Smucker Co	354
14,178		Kellogg Co	698
82,980		Kraft Foods, Inc (Class A)	2,180
975		Lancaster Colony Corp	50
1,746		Lance, Inc	45
686	*	M&F Worldwide Corp	14
7,003		McCormick & Co, Inc	238

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,000		Mead Johnson Nutrition Co	$90
7,100		Molson Coors Brewing Co (Class B)	346
621	*	National Beverage Corp	7
1,110	*	Omega Protein Corp	5
924	*	Overhill Farms, Inc	6
919	*	Peet’s Coffee & Tea, Inc	26
7,832		Pepsi Bottling Group, Inc	285
3,428		PepsiAmericas, Inc	98
88,099		PepsiCo, Inc	5,168
3,128	*	Ralcorp Holdings, Inc	183
9,721		Reynolds American, Inc	433
1,203		Sanderson Farms, Inc	45
40,062		Sara Lee Corp	446
365	*	Seneca Foods Corp	10
3,778	*	Smart Balance, Inc	23
6,686	*	Smithfield Foods, Inc	92
1,120		Tootsie Roll Industries, Inc	27
2,025	*	TreeHouse Foods, Inc	72
16,683		Tyson Foods, Inc (Class A)	211

		TOTAL FOOD AND KINDRED PRODUCTS	24,786

FOOD STORES - 0.29%
97		Arden Group, Inc (Class A)	12
2,122	*	Great Atlantic & Pacific Tea Co, Inc	19
700		Ingles Markets, Inc (Class A)	11
36,535		Kroger Co	754
1,718	*	Panera Bread Co (Class A)	94
1,414	*	Pantry, Inc	22
2,557		Ruddick Corp	68
23,317		Safeway, Inc	460
12,857		Supervalu, Inc	194
233	*	Susser Holdings Corp	3
424		Village Super Market (Class A)	12
611		Weis Markets, Inc	20
6,335	*	Whole Foods Market, Inc	193
3,211	*	Winn-Dixie Stores, Inc	42

		TOTAL FOOD STORES	1,904

FORESTRY - 0.10%
4,673		Rayonier, Inc	191
12,050		Weyerhaeuser Co	442

		TOTAL FORESTRY	633

FURNITURE AND FIXTURES - 0.15%
478	*	Astronics Corp	5
1,625		Ethan Allen Interiors, Inc	27
2,907		Furniture Brands International, Inc	16
3,277		Herman Miller, Inc	56
3,482		Hill-Rom Holdings, Inc	76
2,675		HNI Corp	63
680		Hooker Furniture Corp	9
1,737		Kimball International, Inc (Class B)	13
3,360	*	Kinetic Concepts, Inc	124
3,352		La-Z-Boy, Inc	29
8,764		Leggett & Platt, Inc	170
20,693		Masco Corp	267
2,732	*	Sealy Corp	9
411	*	Stanley Furniture Co, Inc	4
3,734		Steelcase, Inc (Class A)	23
4,232	*	Tempur-Pedic International, Inc	80

		TOTAL FURNITURE AND FIXTURES	971

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
14,610	*	Bed Bath & Beyond, Inc	549

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

19,297		Best Buy Co, Inc	$724
9,576	*	GameStop Corp (Class A)	254
1,232		Haverty Furniture Cos, Inc	15
750	*	hhgregg, Inc	13
2,965		Knoll, Inc	31
6,020	*	Pier 1 Imports, Inc	23
6,874		RadioShack Corp	114
303	*	Rex Stores Corp	3
1,789	*	Tuesday Morning Corp	7
5,558		Williams-Sonoma, Inc	112

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,845

GENERAL BUILDING CONTRACTORS - 0.19%
115	*	Amrep Corp	2
310	*	Avatar Holdings, Inc	6
2,556	*	Beazer Homes USA, Inc	14
485		Brookfield Homes Corp	3
379	*	Cavco Industries, Inc	13
16,198		DR Horton, Inc	185
2,297	*	Hovnanian Enterprises, Inc (Class A)	9
4,524		KB Home	75
7,949		Lennar Corp (Class A)	113
862	*	M/I Homes, Inc	12
1,316		McGrath RentCorp	28
2,061		MDC Holdings, Inc	72
1,694	*	Meritage Homes Corp	34
320	*	NVR, Inc	204
1,588	*	Perini Corp	34
19,051	*	Pulte Homes, Inc	209
2,630		Ryland Group, Inc	55
4,272	*	Standard-Pacific Corp	16
1,110	*	Team, Inc	19
7,726	*	Toll Brothers, Inc	151

		TOTAL GENERAL BUILDING CONTRACTORS	1,254

GENERAL MERCHANDISE STORES - 1.87%
2,874	*	99 Cents Only Stores	39
4,889	*	Big Lots, Inc	122
2,647	*	BJ’s Wholesale Club, Inc	96
2,565		Casey’s General Stores, Inc	81
481	*	Conn’s, Inc	6
24,443		Costco Wholesale Corp	1,380
2,499		Dillard’s, Inc (Class A)	35
7,722		Family Dollar Stores, Inc	204
2,625		Fred’s, Inc (Class A)	33
12,763		JC Penney Co, Inc	431
23,606		Macy’s, Inc	432
1,292	*	Retail Ventures, Inc	7
7,006	*	Saks, Inc	48
2,868	*	Sears Holdings Corp	187
42,445		Target Corp	1,981
23,804		TJX Companies, Inc	884
125,407		Wal-Mart Stores, Inc	6,156

		TOTAL GENERAL MERCHANDISE STORES	12,122

HEALTH SERVICES - 1.23%
1,316	*	Alliance Imaging, Inc	8
2,099	*	Allied Healthcare International, Inc	6
380	*	Almost Family, Inc	11
1,533	*	Amedisys, Inc	67
425		America Service Group, Inc	7
608	*	American Dental Partners, Inc	9
16,815		AmerisourceBergen Corp	376
1,528	*	Amsurg Corp	32
742	*	Assisted Living Concepts, Inc (A Shares)	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

621	*	Bio-Reference Labs, Inc	$21
2,436		Brookdale Senior Living, Inc	44
584	*	China Sky One Medical, Inc	8
5,483	*	Community Health Systems, Inc	175
1,564	*	Continucare Corp	5
617	*	Corvel Corp	18
3,657	*	Covance, Inc	198
8,377	*	Coventry Health Care, Inc	167
2,234	*	Cross Country Healthcare, Inc	21
1,413	*	CryoLife, Inc	11
5,769	*	DaVita, Inc	327
3,066	*	Edwards Lifesciences Corp	214
1,474	*	eHealth, Inc	21
1,185	*	Emeritus Corp	26
517		Ensign Group, Inc	7
1,864	*	Enzo Biochem, Inc	13
15,453	*	Express Scripts, Inc	1,199
810	*	Genomic Health, Inc	18
920	*	Genoptix, Inc	32
1,497	*	Gentiva Health Services, Inc	38
1,399	*	Health Grades, Inc	7
14,183	*	Health Management Associates, Inc (Class A)	106
4,886	*	Healthsouth Corp	76
2,153	*	Healthways, Inc	33
3,543	*	Immunomedics, Inc	20
904	*	IPC The Hospitalist Co, Inc	28
1,974	*	Kindred Healthcare, Inc	32
5,895	*	Laboratory Corp of America Holdings	387
735	*	LHC Group, Inc	22
3,256	*	LifePoint Hospitals, Inc	88
3,339	*	Lincare Holdings, Inc	104
1,896	*	Magellan Health Services, Inc	59
15,263		McKesson Corp	909
955	*	Medcath Corp	8
27,391	*	Medco Health Solutions, Inc	1,515
506		National Healthcare Corp	19
5,807	*	Nektar Therapeutics	57
1,311	*	Nighthawk Radiology Holdings, Inc	10
1,196	*	NovaMed, Inc	5
2,438	*	Odyssey HealthCare, Inc	31
6,412		Omnicare, Inc	144
2,737	*	Pediatrix Medical Group, Inc	150
6,149		Pharmaceutical Product Development, Inc	135
3,353	*	Psychiatric Solutions, Inc	90
8,678		Quest Diagnostics, Inc	453
1,200	*	RehabCare Group, Inc	26
1,374	*	Skilled Healthcare Group, Inc (Class A)	11
2,651	*	Sun Healthcare Group, Inc	23
2,773	*	Sunrise Senior Living, Inc	8
28,196	*	Tenet Healthcare Corp	166
2,659		Universal Health Services, Inc (Class B)	165
701	*	US Physical Therapy, Inc	11

		TOTAL HEALTH SERVICES	7,992

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
1,400	*	Broadwind Energy, Inc	11
1,314	*	Comverge, Inc	16
1,428		Granite Construction, Inc	44
2,403		Great Lakes Dredge & Dock Corp	17
659	*	LB Foster Co (Class A)	20
1,545	*	Matrix Service Co	17
881	*	MYR Group, Inc	19
1,298	*	Orion Marine Group, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

701	*	Sterling Construction Co, Inc	$12

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	183

HOLDING AND OTHER INVESTMENT OFFICES - 2.73%
2,117		Acadia Realty Trust	32
2,436	*	Affiliated Managers Group, Inc	158
505		Agree Realty Corp	12
123		Alexander’s, Inc	36
2,162		Alexandria Real Estate Equities, Inc	118
9,073		Allied Capital Corp	28
8,012		AMB Property Corp	184
2,873		American Campus Communities, Inc	77
580		American Capital Agency Corp	16
31,591		Annaly Mortgage Management, Inc	573
3,218		Anthracite Capital, Inc	3
5,119		Anworth Mortgage Asset Corp	40
6,369		Apartment Investment & Management Co (Class A)	94
4,663		Ashford Hospitality Trust, Inc	16
936		Associated Estates Realty Corp	9
4,755		AvalonBay Communities, Inc	346
5,385		BioMed Realty Trust, Inc	74
7,804		Boston Properties, Inc	512
7,051		Brandywine Realty Trust	78
2,874		BRE Properties, Inc (Class A)	90
3,578		Camden Property Trust	144
651	*	Cape Bancorp, Inc	5
2,642		Capital Lease Funding, Inc	11
194		Capital Southwest Corp	15
3,219		Capstead Mortgage Corp	45
806		Care Investment Trust, Inc	6
8,478		CBL & Associates Properties, Inc	82
2,712		Cedar Shopping Centers, Inc	17
442		Cherokee, Inc	11
1,554		Cogdell Spencer, Inc	7
2,945		Colonial Properties Trust	29
3,120		Corporate Office Properties Trust	115
2,514		Cousins Properties, Inc	21
1,102		Danvers Bancorp, Inc	15
10,500		DCT Industrial Trust, Inc	54
8,836		Developers Diversified Realty Corp	82
5,943		DiamondRock Hospitality Co	48
4,296		Digital Realty Trust, Inc	196
7,265		Douglas Emmett, Inc	89
13,061		Duke Realty Corp	157
673		Dynex Capital, Inc	6
1,377		EastGroup Properties, Inc	53
1,200		Education Realty Trust, Inc	7
1,772		Entertainment Properties Trust	60
1,227		Equity Lifestyle Properties, Inc	53
2,074		Equity One, Inc	32
15,763		Equity Residential	484
1,493		Essex Property Trust, Inc	119
4,748		Extra Space Storage, Inc	50
3,517		Federal Realty Investment Trust	216
3,926		FelCor Lodging Trust, Inc	18
2,899		First Industrial Realty Trust, Inc	15
1,470		First Potomac Realty Trust	17
3,189		Franklin Street Properties Corp	42
1,193		Getty Realty Corp	29
1,256		Gladstone Capital Corp	11
498		Gladstone Commercial Corp	7
2,171		Glimcher Realty Trust	8
2,128	*	Gramercy Capital Corp	5
1,395	*	Harris & Harris Group, Inc	9
1,760		Hatteras Financial Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

15,757		HCP, Inc	$453
6,183		Health Care REIT, Inc	257
3,212		Healthcare Realty Trust, Inc	68
2,467		Hersha Hospitality Trust	8
3,786		Highwoods Properties, Inc	119
2,378	*	Hilltop Holdings, Inc	29
1,938		Home Properties, Inc	84
5,735		Hospitality Properties Trust	117
34,862		Host Marriott Corp	410
13,475		HRPT Properties Trust	101
3,399		Inland Real Estate Corp	30
3,315		Investors Real Estate Trust	30
72,188		iShares Russell 3000 Index Fund	4,475
6,086	*	iStar Financial, Inc	19
2,062		Kilroy Realty Corp	57
21,105		Kimco Realty Corp	275
1,900		Kite Realty Group Trust	8
2,898		LaSalle Hotel Properties	57
4,463		Lexington Corporate Properties Trust	23
5,687		Liberty Property Trust	185
1,314		LTC Properties, Inc	32
4,373		Macerich Co	133
4,206		Mack-Cali Realty Corp	136
377		Main Street Capital Corp	5
3,989		Medical Properties Trust, Inc	31
16,645		MFA Mortgage Investments, Inc	132
1,526		Mid-America Apartment Communities, Inc	69
1,230		Mission West Properties, Inc	8
1,097		Monmouth Real Estate Investment Corp (Class A)	8
1,507		MVC Capital, Inc	13
1,400		National Health Investors, Inc	44
4,851		National Retail Properties, Inc	104
5,757		Nationwide Health Properties, Inc	178
3,670		NorthStar Realty Finance Corp	13
4,423		Omega Healthcare Investors, Inc	71
946		Parkway Properties, Inc	19
1,975		Pennsylvania Real Estate Investment Trust	15
9,142		Plum Creek Timber Co, Inc	280
2,677		Post Properties, Inc	48
2,494		Potlatch Corp	71
25,473		Prologis	304
2,233		Prospect Capital Corp	24
1,073		PS Business Parks, Inc	55
7,547		Public Storage, Inc	568
3,865		RAIT Investment Trust	11
992		Ramco-Gershenson Properties	9
6,195		Realty Income Corp	159
4,253		Redwood Trust, Inc	66
4,430		Regency Centers Corp	164
1,355		Resource Capital Corp	7
590		Saul Centers, Inc	19
6,554		Senior Housing Properties Trust	125
13,547		Simon Property Group, Inc	941
4,148		SL Green Realty Corp	182
1,302		Sovran Self Storage, Inc	40
470	*	SRS Labs, Inc	3
4,727	*	Strategic Hotels & Resorts, Inc	12
1,069		Sun Communities, Inc	23
4,063		Sunstone Hotel Investors, Inc	29
1,964		Tanger Factory Outlet Centers, Inc	73
3,299		Taubman Centers, Inc	119
8,268		UDR, Inc	130
507		UMH Properties, Inc	4
1,095		Universal Health Realty Income Trust	36
1,407		Urstadt Biddle Properties, Inc (Class A)	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

3,042		U-Store-It Trust	$19
8,833		Ventas, Inc	340
16,792		Virgin Media, Inc	234
354	*	Virtus Investment Partners, Inc	6
8,557		Vornado Realty Trust	551
3,736		WABCO Holdings, Inc	78
1,139		Walter Investment Management Corp	18
3,060		Washington Real Estate Investment Trust	88
5,688		Weingarten Realty Investors	113
696		Winthrop Realty Trust	7

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,732

HOTELS AND OTHER LODGING PLACES - 0.30%
1,418		Ameristar Casinos, Inc	22
1,131	*	Bluegreen Corp	3
2,948		Boyd Gaming Corp	32
1,231		Choice Hotels International, Inc	38
2,114	*	Gaylord Entertainment Co	43
1,718	*	Great Wolf Resorts, Inc	6
1,142	*	Isle of Capri Casinos, Inc	14
16,917	*	Las Vegas Sands Corp	285
1,242		Marcus Corp	16
17,368		Marriott International, Inc (Class A)	479
10,940	*	MGM Mirage	132
604	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	6
4,008	*	Orient-Express Hotels Ltd (Class A)	46
660	*	Outdoor Channel Holdings, Inc	4
10,882		Starwood Hotels & Resorts Worldwide, Inc	359
1,755	*	Vail Resorts, Inc	59
10,029		Wyndham Worldwide Corp	164
3,755	*	Wynn Resorts Ltd	266

		TOTAL HOTELS AND OTHER LODGING PLACES	1,981

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.82%
1,591	*	3PAR, Inc	18
1,014		Aaon, Inc	20
2,862		Actuant Corp (Class A)	46
5,054	*	AGCO Corp	140
374		Alamo Group, Inc	6
3,068	*	Allis-Chalmers Energy, Inc	13
1,557	*	Altra Holdings, Inc	17
475		Ampco-Pittsburgh Corp	13
74,852		Applied Materials, Inc	1,003
420	*	Argan, Inc	6
1,159	*	Astec Industries, Inc	30
3,489		Black & Decker Corp	161
973		Black Box Corp	24
2,004	*	Blount International, Inc	19
525	*	Bolt Technology Corp	7
3,023		Briggs & Stratton Corp	59
22,509	*	Brocade Communications Systems, Inc	177
4,418	*	Brooks Automation, Inc	34
4,188		Bucyrus International, Inc (Class A)	149
3,596		Carlisle Cos, Inc	122
674		Cascade Corp	18
33,972		Caterpillar, Inc	1,744
4,265	*	Cirrus Logic, Inc	24
1,273	*	Colfax Corp	14
1,162	*	Columbus McKinnon Corp	18
1,943	*	Cray, Inc	16
11,327		Cummins, Inc	508
2,289		Curtiss-Wright Corp	78
1,601	*	Cymer, Inc	62
23,801		Deere & Co	1,022

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

96,577	*	Dell, Inc	$1,474
3,899		Diebold, Inc	128
4,554		Donaldson Co, Inc	158
10,790		Dover Corp	418
4,447	*	Dresser-Rand Group, Inc	138
1,293	*	Dril-Quip, Inc	64
113,646	*	EMC Corp	1,937
42,672		Emerson Electric Co	1,710
4,937	*	Emulex Corp	51
2,145	*	Ener1, Inc	15
1,595	*	ENGlobal Corp	7
1,258	*	EnPro Industries, Inc	29
6,075	*	Entegris, Inc	30
6,147	*	Extreme Networks, Inc	17
573	*	Flanders Corp	3
2,307	*	Flow International Corp	6
3,271		Flowserve Corp	322
7,010	*	FMC Technologies, Inc	366
1,063	*	Fuel Tech, Inc	12
3,082	*	Gardner Denver, Inc	107
1,023		Gorman-Rupp Co	25
3,057		Graco, Inc	85
604		Graham Corp	9
621	*	Harbin Electric, Inc	10
135,309		Hewlett-Packard Co	6,388
334	*	Hurco Cos, Inc	6
4,356		IDEX Corp	122
1,615	*	Immersion Corp	7
3,395	*	Intermec, Inc	48
74,798		International Business Machines Corp	8,947
16,521		International Game Technology	355
1,163	*	Intevac, Inc	16
1,159	*	Isilon Systems, Inc	7
10,371		ITT Industries, Inc	541
11,065		Jabil Circuit, Inc	148
1,665		John Bean Technologies Corp	30
34,177		Johnson Controls, Inc	874
5,717		Joy Global, Inc	280
993	*	Kadant, Inc	12
1,677		Kaydon Corp	54
3,920		Kennametal, Inc	96
3,600	*	Kulicke & Soffa Industries, Inc	22
7,433	*	Lam Research Corp	254
2,198		Lennox International, Inc	79
4,542	*	Lexmark International, Inc (Class A)	98
700		Lindsay Manufacturing Co	28
949		Lufkin Industries, Inc	50
7,596		Manitowoc Co, Inc	72
901		Met-Pro Corp	9
4,743	*	Micros Systems, Inc	143
902	*	Middleby Corp	50
2,342		Modine Manufacturing Co	22
381		Nacco Industries, Inc (Class A)	23
1,196	*	NATCO Group, Inc (Class A)	53
714	*	Natural Gas Services Group, Inc	13
2,372	*	Netezza Corp	27
2,164	*	Netgear, Inc	40
2,012		Nordson Corp	113
18,410		Northrop Grumman Corp	953
2,961	*	Oil States International, Inc	104
6,874		Pall Corp	222
7,872	*	Palm, Inc	137
11,719		Pitney Bowes, Inc	291
762	*	PMFG, Inc	10
12,525	*	Quantum Corp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,782	*	Rackable Systems, Inc	$12
22,189		Raytheon Co	1,064
1,335	*	RBC Bearings, Inc	31
630	*	Rimage Corp	11
3,287	*	Riverbed Technology, Inc	72
1,676		Robbins & Myers, Inc	39
1,299	*	Safeguard Scientifics, Inc	14
13,101	*	SanDisk Corp	284
744		Sauer-Danfoss, Inc	6
1,663	*	Scansource, Inc	47
3,758	*	Scientific Games Corp (Class A)	59
28,322		Seagate Technology, Inc	431
1,100	*	Semitool, Inc	9
1,525	*	Sigma Designs, Inc	22
2,863		SPX Corp	175
800		Standex International Corp	16
1,504	*	STEC, Inc	44
1,355	*	Super Micro Computer, Inc	11
746	*	T-3 Energy Services, Inc	15
1,000	*	Tecumseh Products Co (Class A)	11
868		Tennant Co	25
9,706	*	Teradata Corp	267
5,654	*	Terex Corp	117
15,999		Textron, Inc	304
4,954		Timken Co	116
1,803		Toro Co	72
562		Twin Disc, Inc	7
1,608	*	Ultratech, Inc	21
6,955	*	Varian Medical Systems, Inc	293
3,790	*	VeriFone Holdings, Inc	60
1,468		Watsco, Inc	79
12,603	*	Western Digital Corp	460
3,508		Woodward Governor Co	85
3,004	*	Zebra Technologies Corp (Class A)	78

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	37,806

INSTRUMENTS AND RELATED PRODUCTS - 3.30%
1,214	*	Abaxis, Inc	32
1,811	*	Abiomed, Inc	18
2,205	*	Accuray, Inc	14
4,200	*	Affymetrix, Inc	37
19,355	*	Agilent Technologies, Inc	539
3,618	*	Align Technology, Inc	51
17,171		Allergan, Inc	975
1,637	*	Alphatec Holdings, Inc	8
4,495	*	American Medical Systems Holdings, Inc	76
543		American Science & Engineering, Inc	37
790		Analogic Corp	29
1,276	*	Anaren, Inc	22
1,310	*	Angiodynamics, Inc	18
600	*	Argon ST, Inc	11
960	*	Aspect Medical Systems, Inc	12
86		Atrion Corp	12
2,626	*	ATS Medical, Inc	7
779		Badger Meter, Inc	30
5,633		Bard (C.R.), Inc	443
34,381		Baxter International, Inc	1,960
3,934		Beckman Coulter, Inc	271
13,445		Becton Dickinson & Co	938
1,168	*	Bio-Rad Laboratories, Inc (Class A)	107
85,665	*	Boston Scientific Corp	907
953	*	Bovie Medical Corp	8
3,040	*	Bruker BioSciences Corp	32
711	*	Cantel Medical Corp	11
1,175	*	Cardiac Science Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,317	*	CardioNet, Inc	$9
10,102	*	CareFusion Corp	220
3,392	*	Cepheid, Inc	45
1,755	*	Clarient, Inc	7
1,426	*	Coherent, Inc	33
1,500		Cohu, Inc	20
1,825	*	Conmed Corp	35
2,715		Cooper Cos, Inc	81
646	*	Cutera, Inc	6
1,543	*	Cyberonics, Inc	25
475	*	Cynosure, Inc (Class A)	6
14,641		Danaher Corp	986
1,291	*	Delcath Systems, Inc	6
8,082		Dentsply International, Inc	279
2,984	*	Depomed, Inc	13
2,603	*	DexCom, Inc	21
911	*	Dionex Corp	59
430	*	DXP Enterprises, Inc	5
14,610		Eastman Kodak Co	70
988	*	Electro-Optical Sciences, Inc	9
2,539	*	Endologix, Inc	16
1,380	*	ESCO Technologies, Inc	54
1,694	*	Esterline Technologies Corp	66
4,213	*	ev3, Inc	52
408	*	Exactech, Inc	6
910	*	FARO Technologies, Inc	16
2,156	*	FEI Co	53
726	*	FGX International Holdings Ltd	10
8,241	*	Flir Systems, Inc	231
2,946	*	Formfactor, Inc	70
2,463	*	Fossil, Inc	70
6,468		Garmin Ltd	244
1,543	*	Haemonetics Corp	87
1,363	*	Hanger Orthopedic Group, Inc	19
1,163	*	Harvard Bioscience, Inc	4
807	*	Herley Industries, Inc	11
3,482		Hillenbrand, Inc	71
14,878	*	Hologic, Inc	243
535	*	Home Diagnostics, Inc	4
632	*	ICU Medical, Inc	23
344	*	ICx Technologies, Inc	2
1,260	*	I-Flow Corp	14
1,400	*	II-VI, Inc	36
7,001	*	Illumina, Inc	298
1,078	*	Insulet Corp	12
902	*	Integra LifeSciences Holdings Corp	31
2,147	*	Intuitive Surgical, Inc	563
1,945		Invacare Corp	43
5,039	*	ION Geophysical Corp	18
1,079	*	IRIS International, Inc	12
1,866	*	ISTA Pharmaceuticals, Inc	8
2,223	*	Itron, Inc	143
2,194	*	Ixia	15
520	*	Kensey Nash Corp	15
9,258		Kla-Tencor Corp	332
4,206	*	Kopin Corp	20
142	*	K-Tron International, Inc	14
758	*	KVH Industries, Inc	8
4,064	*	L-1 Identity Solutions, Inc	28
725	*	LaBarge, Inc	8
764	*	MAKO Surgical Corp	7
2,792	*	Masimo Corp	73
742	*	Measurement Specialties, Inc	8
873	*	Medical Action Industries, Inc	11
63,209		Medtronic, Inc	2,326

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,469	*	Merit Medical Systems, Inc	$25
1,706	*	Mettler-Toledo International, Inc	155
935	*	Micrus Endovascular Corp	12
2,999	*	Millipore Corp	211
1,677		Mine Safety Appliances Co	46
3,076	*	MKS Instruments, Inc	59
1,178		Movado Group, Inc	17
728		MTS Systems Corp	21
3,310		National Instruments Corp	91
1,662	*	Natus Medical, Inc	26
876	*	Neogen Corp	28
2,159	*	Newport Corp	19
2,136	*	NuVasive, Inc	89
794	*	NxStage Medical, Inc	5
1,010	*	Orthofix International NV	30
3,708	*	Orthovita, Inc	16
246	*	OYO Geospace Corp	6
1,140	*	Palomar Medical Technologies, Inc	18
6,858		PerkinElmer, Inc	132
4,369	*	Resmed, Inc	197
566	*	Rochester Medical Corp	7
8,241		Rockwell Automation, Inc	351
9,113		Rockwell Collins, Inc	463
836	*	Rockwell Medical Technologies, Inc	7
1,839	*	Rofin-Sinar Technologies, Inc	42
5,330		Roper Industries, Inc	272
1,464	*	Rudolph Technologies, Inc	11
1,080	*	Sirona Dental Systems, Inc	32
748	*	Somanetics Corp	12
957	*	SonoSite, Inc	25
1,958	*	Spectranetics Corp	13
19,625	*	St. Jude Medical, Inc	766
4,200	*	Star Scientific, Inc	4
939	*	Stereotaxis, Inc	4
3,530		STERIS Corp	108
19,038		Stryker Corp	865
2,227	*	Symmetry Medical, Inc	23
768	*	Synovis Life Technologies, Inc	11
2,100		Techne Corp	131
2,172	*	Teledyne Technologies, Inc	78
9,702	*	Teradyne, Inc	90
23,840	*	Thermo Electron Corp	1,041
3,399	*	Thoratec Corp	103
755	*	Trans1, Inc	4
7,006	*	Trimble Navigation Ltd	168
148		Utah Medical Products, Inc	4
1,724	*	Varian, Inc	88
937	*	Vascular Solutions, Inc	8
1,820	*	Veeco Instruments, Inc	42
828	*	Vital Images, Inc	10
3,486	*	Vivus, Inc	36
2,847	*	Volcano Corp	48
5,640	*	Waters Corp	315
2,200	*	Wright Medical Group, Inc	39
49,567		Xerox Corp	384
246		Young Innovations, Inc	6
11,907	*	Zimmer Holdings, Inc	636
1,200	*	Zoll Medical Corp	26
1,176	*	Zygo Corp	8

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,424

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
15,284		AON Corp	622
5,455		Arthur J. Gallagher & Co	133
5,734		Brown & Brown, Inc	110

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,190	*	Crawford & Co (Class B)	$5
18,188		Hartford Financial Services Group, Inc	482
448		Life Partners Holdings, Inc	8
29,415		Marsh & McLennan Cos, Inc	727
2,320	*	National Financial Partners Corp	20
468		White Mountains Insurance Group Ltd	144

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,251

INSURANCE CARRIERS - 3.43%
25,647		Aetna, Inc	714
26,247		Aflac, Inc	1,122
310	*	Alleghany Corp	80
2,914		Allied World Assurance Holdings Ltd	140
30,778		Allstate Corp	942
15,976		Ambac Financial Group, Inc	27
3,620		American Equity Investment Life Holding Co	25
4,699		American Financial Group, Inc	120
6,791		American International Group, Inc	300
915		American National Insurance Co	78
637		American Physicians Capital, Inc	18
357		American Physicians Service Group, Inc	8
622	*	American Safety Insurance Holdings Ltd	10
2,840	*	AMERIGROUP Corp	63
1,131	*	Amerisafe, Inc	20
1,541		Amtrust Financial Services, Inc	18
2,676	*	Arch Capital Group Ltd	181
1,848	*	Argo Group International Holdings Ltd	62
4,987		Aspen Insurance Holdings Ltd	132
6,760		Assurant, Inc	217
5,692		Assured Guaranty Ltd	111
7,695		Axis Capital Holdings Ltd	232
625		Baldwin & Lyons, Inc (Class B)	15
1,848	*	Catalyst Health Solutions, Inc	54
2,707	*	Centene Corp	51
19,888		Chubb Corp	1,003
15,716		Cigna Corp	441
8,477		Cincinnati Financial Corp	220
2,162	*	Citizens, Inc (Class A)	14
1,743		CNA Financial Corp	42
1,100	*	CNA Surety Corp	18
11,895	*	Conseco, Inc	63
2,592		Delphi Financial Group, Inc (Class A)	59
850		Donegal Group, Inc (Class A)	13
360		Eastern Insurance Holdings, Inc	3
168		EMC Insurance Group, Inc	4
2,858		Employers Holdings, Inc	44
3,037		Endurance Specialty Holdings Ltd	111
426	*	Enstar Group Ltd	27
1,311		Erie Indemnity Co (Class A)	49
3,309		Everest Re Group Ltd	290
881		FBL Financial Group, Inc (Class A)	17
13,147		Fidelity National Title Group, Inc (Class A)	198
1,175	*	First Acceptance Corp	3
5,326		First American Corp	172
763		First Mercury Financial Corp	10
1,821		Flagstone Reinsurance Holdings Ltd	21
558	*	Fpic Insurance Group, Inc	19
25,135		Genworth Financial, Inc (Class A)	300
1,722	*	Greenlight Capital Re Ltd (Class A)	32
368	*	Hallmark Financial Services	3
2,554		Hanover Insurance Group, Inc	106
839		Harleysville Group, Inc	27
6,691		HCC Insurance Holdings, Inc	183
5,602	*	Health Net, Inc	86
2,916	*	Healthspring, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,536		Horace Mann Educators Corp	$35
9,577	*	Humana, Inc	357
423		Independence Holding Co	3
936		Infinity Property & Casualty Corp	40
326		Kansas City Life Insurance Co	10
10,630	*	Leucadia National Corp	263
16,598		Lincoln National Corp	430
18,097		Loews Corp	620
2,909		Maiden Holdings Ltd	21
578	*	Markel Corp	191
2,728		Max Re Capital Ltd	58
7,809	*	MBIA, Inc	61
2,850		Meadowbrook Insurance Group, Inc	21
274		Mercer Insurance Group, Inc	5
1,267		Mercury General Corp	46
32,671		Metlife, Inc	1,244
2,267	*	Metropolitan Health Networks, Inc	5
7,457	*	MGIC Investment Corp	55
720	*	Molina Healthcare, Inc	15
5,164		Montpelier Re Holdings Ltd	84
224		National Interstate Corp	4
154		National Western Life Insurance Co (Class A)	27
474	*	Navigators Group, Inc	26
376		NYMAGIC, Inc	7
858		Odyssey Re Holdings Corp	56
14,120		Old Republic International Corp	172
1,314		OneBeacon Insurance Group Ltd (Class A)	18
3,254		PartnerRe Ltd	250
7,094		Phoenix Cos, Inc	23
2,759		Platinum Underwriters Holdings Ltd	99
1,846	*	PMA Capital Corp (Class A)	11
5,465		PMI Group, Inc	23
1,393		Presidential Life Corp	14
2,214	*	Primus Guaranty Ltd	9
17,088		Principal Financial Group	468
1,599	*	ProAssurance Corp	83
39,067		Progressive Corp	648
4,503		Protective Life Corp	96
25,973		Prudential Financial, Inc	1,296
5,032		Radian Group, Inc	53
1,249	*	RadNet, Inc	3
3,978		Reinsurance Group of America, Inc (Class A)	177
3,366		RenaissanceRe Holdings Ltd	184
757		RLI Corp	40
784		Safety Insurance Group, Inc	26
999	*	SeaBright Insurance Holdings, Inc	11
2,700		Selective Insurance Group, Inc	42
2,873		Stancorp Financial Group, Inc	116
913		State Auto Financial Corp	16
1,214		Stewart Information Services Corp	15
4,785		Torchmark Corp	208
2,163		Tower Group, Inc	53
1,617		Transatlantic Holdings, Inc	81
33,237		Travelers Cos, Inc	1,636
979	*	Triple-S Management Corp (Class B)	16
2,880	*	United America Indemnity Ltd (Class A)	21
1,337		United Fire & Casualty Co	24
67,202		UnitedHealth Group, Inc	1,683
2,455		Unitrin, Inc	48
1,661	*	Universal American Financial Corp	16
587		Universal Insurance Holdings, Inc	3
19,013		UnumProvident Corp	408
5,613		Validus Holdings Ltd	145
7,931		W.R. Berkley Corp	201
2,485	*	WellCare Health Plans, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

27,331	*	WellPoint, Inc	$1,294
49		Wesco Financial Corp	16
19,417		XL Capital Ltd (Class A)	339
2,339		Zenith National Insurance Corp	72

		TOTAL INSURANCE CARRIERS	22,256

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
779	*	China Fire & Security Group, Inc	15
6,790	*	Corrections Corp of America	154
3,103	*	Geo Group, Inc	62

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	231

LEATHER AND LEATHER PRODUCTS - 0.13%
17,985		Coach, Inc	592
4,890	*	CROCS, Inc	33
927	*	Genesco, Inc	22
3,284	*	Iconix Brand Group, Inc	41
330	*	Steven Madden Ltd	12
2,673	*	Timberland Co (Class A)	37
378		Weyco Group, Inc	9
2,989		Wolverine World Wide, Inc	74

		TOTAL LEATHER AND LEATHER PRODUCTS	820

LEGAL SERVICES - 0.02%
3,007	*	FTI Consulting, Inc	128
564	*	Pre-Paid Legal Services, Inc	29

		TOTAL LEGAL SERVICES	157

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
564	*	Emergency Medical Services Corp (Class A)	26

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	26

LUMBER AND WOOD PRODUCTS - 0.02%
660		American Woodmark Corp	13
695		Deltic Timber Corp	32
6,361	*	Louisiana-Pacific Corp	42
442		Skyline Corp	10
979		Universal Forest Products, Inc	39

		TOTAL LUMBER AND WOOD PRODUCTS	136

METAL MINING - 0.57%
2,642	*	Allied Nevada Gold Corp	26
7,585		Cleveland-Cliffs, Inc	245
3,809	*	Coeur d’Alene Mines Corp	78
23,201		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,592
12,176	*	Hecla Mining Co	54
27,321		Newmont Mining Corp	1,203
3,795	*	Paramount Gold and Silver Corp	5
1,686	*	Patriot Coal Corp	20
3,261	*	Rosetta Resources, Inc	48
2,192		Royal Gold, Inc	100
1,718	*	ShengdaTech, Inc	11
10,212		Southern Copper Corp	313
1,968	*	Stillwater Mining Co	13
2,759	*	Uranerz Energy Corp	6
4,575	*	US Gold Corp	13

		TOTAL METAL MINING	3,727

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
988		Armstrong World Industries, Inc	$34
386		Blyth, Inc	15
4,329		Callaway Golf Co	33
2,087		Daktronics, Inc	18
7,299		Hasbro, Inc	202
2,253	*	Intrepid Potash, Inc	53
1,657	*	Jakks Pacific, Inc	24
4,840		Jarden Corp	136
1,909	*	Leapfrog Enterprises, Inc	8
1,066		Marine Products Corp	6
20,726		Mattel, Inc	383
45		Oil-Dri Corp of America	1
1,217	*	RC2 Corp	17
2,802	*	Shuffle Master, Inc	26
467	*	Steinway Musical Instruments, Inc	5

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	961

MISCELLANEOUS RETAIL - 1.56%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	4
1,110	*	ALLION HEALTHCARE,Inc	7
18,488	*	Amazon.com, Inc	1,726
2,240		Barnes & Noble, Inc	50
1,412		Big 5 Sporting Goods Corp	21
812	*	Blue Nile, Inc	50
3,769	*	Borders Group, Inc	12
968	*	Build-A-Bear Workshop, Inc	5
2,068	*	Cabela’s, Inc	28
1,865		Cash America International, Inc	56
3,306	*	CKX, Inc	22
3,853	*	Coldwater Creek, Inc	32
82,256		CVS Corp	2,940
4,676	*	Dick’s Sporting Goods, Inc	105
4,775	*	Dollar Tree, Inc	232
5,097	*	Drugstore.Com	12
2,322	*	Ezcorp, Inc (Class A)	32
554	*	Fuqi International, Inc	16
1,606	*	GSI Commerce, Inc	31
1,477	*	Hibbett Sports, Inc	27
2,163	*	HSN, Inc	35
1,539	*	Jo-Ann Stores, Inc	41
688	*	Kirkland’s, Inc	10
2,975	*	Marvel Entertainment, Inc	148
2,547		MSC Industrial Direct Co (Class A)	111
2,071		Nutri/System, Inc	32
15,426	*	Office Depot, Inc	102
4,100	*	OfficeMax, Inc	52
840	*	Overstock.com, Inc	12
648	*	PC Mall, Inc	4
7,407		Petsmart, Inc	161
2,376	*	Priceline.com, Inc	394
811		Pricesmart, Inc	15
33,788	*	Rite Aid Corp	55
1,181	*	Shutterfly, Inc	20
4,632		Signet Jewelers Ltd	122
1,120	*	Stamps.com, Inc	10
40,325		Staples, Inc	936
461		Systemax, Inc	6
7,244		Tiffany & Co	279
55,772		Walgreen Co	2,090
1,783		World Fuel Services Corp	86
1,423	*	Zale Corp	10
933	*	Zumiez, Inc	15

		TOTAL MISCELLANEOUS RETAIL	10,154

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

MOTION PICTURES - 0.69%
860	*	Ascent Media Corp (Series A)	$22
1,355	*	Avid Technology, Inc	19
563	*	Carmike Cinemas, Inc	6
1,605		Cinemark Holdings, Inc	17
15,813	*	Discovery Communications, Inc (Class C)	412
3,566	*	DreamWorks Animation SKG, Inc (Class A)	127
1,016	*	Gaiam, Inc (Class A)	7
5,451	*	Macrovision Solutions Corp	183
2,600		National CineMedia, Inc	44
128,332		News Corp (Class A)	1,539
4,340		Regal Entertainment Group (Class A)	53
475	*	Rentrak Corp	9
67,969		Time Warner, Inc	1,956
8,733	*	tw telecom inc (Class A)	117

		TOTAL MOTION PICTURES	4,511

NONDEPOSITORY INSTITUTIONS - 0.74%
3,111		Advance America Cash Advance Centers, Inc	17
12,415		American Capital Ltd	40
57,887		American Express Co	1,962
5,299	*	AmeriCredit Corp	84
8,509		Apollo Investment Corp	81
5,815		Ares Capital Corp	64
292		BlackRock Kelso Capital Corp	2
2,000	*	Boise, Inc	11
25,714		Capital One Financial Corp	919
12,677		CapitalSource, Inc	55
36,441		Chimera Investment Corp	139
19,343		CIT Group, Inc	23
1,233	*	CompuCredit Corp	6
533	*	Credit Acceptance Corp	17
30,141		Discover Financial Services	489
966	*	Encore Capital Group, Inc	13
1,621		Financial Federal Corp	40
1,630	*	First Cash Financial Services, Inc	28
3,742	*	First Marblehead Corp	8
1,326		Gladstone Investment Corp	7
10,628		GLG Partners, Inc	43
4,024	*	Heckmann Corp	19
1,766		Hercules Technology Growth Capital, Inc	17
1,243	*	Information Services Group, Inc	5
1,051		Kohlberg Capital Corp	6
5,255		Lender Processing Services, Inc	201
3,668	*	MCG Capital Corp	15
872		Medallion Financial Corp	7
1,518	*	Mercadolibre, Inc	58
1,165	*	Nelnet, Inc (Class A)	15
812	*	NewStar Financial, Inc	3
1,181		NGP Capital Resources Co	9
2,525	*	Ocwen Financial Corp	29
1,209		PennantPark Investment Corp	10
3,083	*	PHH Corp	61
26,484	*	SLM Corp	231
258		Student Loan Corp	12
1,245		TICC Capital Corp	6
360	*	Tree.com, Inc	3
426		Triangle Capital Corp	5
876	*	World Acceptance Corp	22

		TOTAL NONDEPOSITORY INSTITUTIONS	4,782

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	34
2,151	*	Cardium Therapeutics, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,945		Compass Minerals International, Inc	$120
2,908	*	General Moly, Inc	9
66	*	United States Lime & Minerals, Inc	2
6,976		Vulcan Materials Co	377

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	546

OIL AND GAS EXTRACTION - 4.63%
28,289		Anadarko Petroleum Corp	1,775
18,969		Apache Corp	1,742
568		APCO Argentina, Inc	13
546	*	Approach Resources, Inc	5
2,099	*	Arena Resources, Inc	75
2,141		Atlas America, Inc	58
1,653	*	ATP Oil & Gas Corp	30
3,326	*	Atwood Oceanics, Inc	117
16,383		Baker Hughes, Inc	699
1,645	*	Basic Energy Services, Inc	14
2,505		Berry Petroleum Co (Class A)	67
2,193	*	Bill Barrett Corp	72
17,165		BJ Services Co	334
4,411	*	Boots & Coots, Inc	7
4,518	*	Brigham Exploration Co	41
1,573	*	Bronco Drilling Co, Inc	10
5,926		Cabot Oil & Gas Corp	212
2,632	*	Cal Dive International, Inc	26
12,199	*	Cameron International Corp	461
1,637	*	Carrizo Oil & Gas, Inc	40
3,135	*	Cheniere Energy, Inc	9
35,462		Chesapeake Energy Corp	1,007
4,934		Cimarex Energy Co	214
326	*	Clayton Williams Energy, Inc	10
1,574	*	CNX Gas Corp	48
3,558	*	Complete Production Services, Inc	40
2,751	*	Comstock Resources, Inc	110
4,295	*	Concho Resources, Inc	156
311	*	Contango Oil & Gas Co	16
1,798	*	Continental Resources, Inc	70
247	*	CREDO Petroleum Corp	3
474	*	Dawson Geophysical Co	13
10,625	*	Delta Petroleum Corp	19
14,536	*	Denbury Resources, Inc	220
25,088		Devon Energy Corp	1,689
3,843		Diamond Offshore Drilling, Inc	367
3,212	*	Encore Acquisition Co	120
6,804	*	Endeavour International Corp	8
1,511	*	Energy Recovery, Inc	9
8,035		ENSCO International, Inc	342
14,177		EOG Resources, Inc	1,184
7,828		Equitable Resources, Inc	333
8,507	*	EXCO Resources, Inc	159
3,734	*	Exterran Holdings, Inc	89
6,046	*	Forest Oil Corp	118
2,157	*	FX Energy, Inc	7
424	*	Geokinetics, Inc	9
422	*	Georesources, Inc	5
6,001	*	Global Industries Ltd	57
1,351	*	GMX Resources, Inc	21
1,342	*	Goodrich Petroleum Corp	35
1,573	*	Gulfport Energy Corp	14
50,871		Halliburton Co	1,380
2,496	*	Harvest Natural Resources, Inc	13
5,489	*	Helix Energy Solutions Group, Inc	82
6,223		Helmerich & Payne, Inc	246
1,016	*	Hercules Offshore, Inc	5
61	*	Isramco, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

597		Kayne Anderson Energy Development Co	$8
7,484	*	Key Energy Services, Inc	65
5,069	*	Mariner Energy, Inc	72
3,025	*	McMoRan Exploration Co	23
16,458	*	Nabors Industries Ltd	344
23,736	*	National Oilwell Varco, Inc	1,024
7,341	*	Newfield Exploration Co	312
5,171	*	Newpark Resources, Inc	17
9,771		Noble Energy, Inc	644
1,187	*	Northern Oil And Gas, Inc	10
46,101		Occidental Petroleum Corp	3,614
3,256	*	Oceaneering International, Inc	185
9,895	*	Oilsands Quest, Inc	11
447		Panhandle Oil and Gas, Inc (Class A)	10
2,487	*	Parallel Petroleum Corp	8
6,555	*	Parker Drilling Co	36
9,098		Patterson-UTI Energy, Inc	137
2,491		Penn Virginia Corp	57
15,852	*	PetroHawk Energy Corp	384
1,000	*	Petroleum Development Corp	19
2,768	*	Petroquest Energy, Inc	18
2,681	*	Pioneer Drilling Co	20
6,686		Pioneer Natural Resources Co	243
7,709	*	Plains Exploration & Production Co	213
940	*	PowerSecure International, Inc	6
9,575	*	Pride International, Inc	291
6,285	*	Quicksilver Resources, Inc	89
8,831		Range Resources Corp	436
989	*	Rex Energy Corp	8
6,543		Rowan Cos, Inc	151
1,462		RPC, Inc	15
67,716		Schlumberger Ltd	4,036
1,221	*	SEACOR Holdings, Inc	100
638	*	Seahawk Drilling, Inc	20
12,643		Smith International, Inc	363
19,408	*	Southwestern Energy Co	828
3,800		St. Mary Land & Exploration Co	123
1,763	*	Stone Energy Corp	29
3,221	*	Sulphco, Inc	4
4,723	*	Superior Energy Services	106
989	*	Superior Well Services, Inc	10
1,701	*	Swift Energy Co	40
3,388	*	Syntroleum Corp	9
4,475	*	Tetra Technologies, Inc	43
2,548		Tidewater, Inc	120
942		Toreador Resources Corp	9
500	*	Union Drilling, Inc	4
1,992	*	Unit Corp	82
3,680		Vaalco Energy, Inc	17
1,213	*	Venoco, Inc	14
1,693		W&T Offshore, Inc	20
3,436	*	Warren Resources, Inc	10
2,765	*	Whiting Petroleum Corp	159
2,395	*	Willbros Group, Inc	36
32,904		XTO Energy, Inc	1,360
680	*	Zion Oil & Gas, Inc	7

		TOTAL OIL AND GAS EXTRACTION	30,052

PAPER AND ALLIED PRODUCTS - 0.49%
5,898		Bemis Co	153
2,317	*	Buckeye Technologies, Inc	25
3,345	*	Cenveo, Inc	23
2,260	*	Domtar Corporation	80
2,970		Glatfelter	34
7,030	*	Graphic Packaging Holding Co	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,990		Greif, Inc (Class A)	$109
24,643		International Paper Co	548
1,036	*	Kapstone Paper and Packaging Corp	8
23,436		Kimberly-Clark Corp	1,382
9,835		MeadWestvaco Corp	219
1,075		Neenah Paper, Inc	13
266	*	Orchids Paper Products Co	5
5,657		Packaging Corp of America	115
2,293		Rock-Tenn Co (Class A)	108
1,004		Schweitzer-Mauduit International, Inc	55
5,253		Sonoco Products Co	145
6,135		Temple-Inland, Inc	101
2,666		Wausau Paper Corp	27

		TOTAL PAPER AND ALLIED PRODUCTS	3,166

PERSONAL SERVICES - 0.15%
7,099		Cintas Corp	215
1,574	*	Coinstar, Inc	52
276		CPI Corp	3
1,242		G & K Services, Inc (Class A)	28
19,026		H&R Block, Inc	350
2,055		Jackson Hewitt Tax Service, Inc	10
638	*	Mac-Gray Corp	7
2,615		Regis Corp	41
5,024	*	Sally Beauty Holdings, Inc	36
14,711		Service Corp International	103
956	*	Steiner Leisure Ltd	34
864		Unifirst Corp	38
2,092		Weight Watchers International, Inc	57

		TOTAL PERSONAL SERVICES	974

PETROLEUM AND COAL PRODUCTS - 5.41%
783		Alon USA Energy, Inc	8
4,098		Ashland, Inc	177
113,438		Chevron Corp	7,989
83,798		ConocoPhillips	3,784
1,100	*	CVR Energy, Inc	14
683		Delek US Holdings, Inc	6
275,457	c	Exxon Mobil Corp	18,899
5,933		Frontier Oil Corp	83
11,159	*	Gran Tierra Energy, Inc	46
2,769	*	Headwaters, Inc	11
16,403		Hess Corp	877
2,601		Holly Corp	67
39,898		Marathon Oil Corp	1,273
10,867		Murphy Oil Corp	626
610		Quaker Chemical Corp	13
6,984	*	SandRidge Energy, Inc	91
6,379		Sunoco, Inc	181
8,041		Tesoro Corp	120
31,592		Valero Energy Corp	613
3,122		Walter Industries, Inc	187
1,100		WD-40 Co	31
1,509	*	Western Refining, Inc	10

		TOTAL PETROLEUM AND COAL PRODUCTS	35,106

PIPELINES, EXCEPT NATURAL GAS - 0.11%
36,633		Spectra Energy Corp	694

		TOTAL PIPELINES, EXCEPT NATURAL GAS	694

PRIMARY METAL INDUSTRIES - 0.87%
6,022		AK Steel Holding Corp	119
54,966		Alcoa, Inc	721
5,687		Allegheny Technologies, Inc	199
2,599		Belden CDT, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

1,200	*	Brush Engineered Materials, Inc	$29
2,179		Carpenter Technology Corp	51
2,331	*	Century Aluminum Co	22
4,687	*	CommScope, Inc	140
87,620		Corning, Inc	1,341
840		Encore Wire Corp	19
849	*	Fushi Copperweld, Inc	7
2,897	*	General Cable Corp	113
636	*	General Steel Holdings, Inc	2
1,633		Gibraltar Industries, Inc	22
769	*	Haynes International, Inc	24
2,056	*	Horsehead Holding Corp	24
2,750		Hubbell, Inc (Class B)	116
1,872		Matthews International Corp (Class A)	66
1,459	*	Metalico, Inc	6
2,227		Mueller Industries, Inc	53
625	*	Northwest Pipe Co	21
18,071		Nucor Corp	850
529		Olympic Steel, Inc	15
7,882		Precision Castparts Corp	803
1,496	*	RTI International Metals, Inc	37
1,268		Schnitzer Steel Industries, Inc (Class A)	68
11,907		Steel Dynamics, Inc	183
1,393		Texas Industries, Inc	59
2,818		Titanium Metals Corp	27
1,864		Tredegar Corp	27
8,037		United States Steel Corp	357
400	*	Universal Stainless & Alloy	7
2,636	*	Uranium Energy Corp	8
3,596		Worthington Industries, Inc	50

		TOTAL PRIMARY METAL INDUSTRIES	5,646

PRINTING AND PUBLISHING - 0.31%
2,726	*	ACCO Brands Corp	20
2,371		American Greetings Corp (Class A)	53
5,182		Belo (A.H.) Corp (Class A)	28
1,738		Bowne & Co, Inc	13
1,173	*	China Information Security Technology, Inc	6
594	*	Consolidated Graphics, Inc	15
594		Courier Corp	9
269		CSS Industries, Inc	5
1,664	*	Dolan Media Co	20
3,040		Dun & Bradstreet Corp	229
1,693		Ennis, Inc	27
1,802		EW Scripps Co (Class A)	13
13,154		Gannett Co, Inc	165
2,433		Harte-Hanks, Inc	34
2,075		John Wiley & Sons, Inc (Class A)	72
2,807		Journal Communications, Inc (Class A)	10
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	9
18,134		McGraw-Hill Cos, Inc	456
2,056		Meredith Corp	62
5,567	*	MSCI, Inc (Class A)	165
514		Multi-Color Corp	8
6,031		New York Times Co (Class A)	49
945	*	Playboy Enterprises, Inc (Class B)	3
1,637		Primedia, Inc	4
11,854		R.R. Donnelley & Sons Co	252
977		Schawk, Inc (Class A)	11
1,378		Scholastic Corp	34
1,179		Standard Register Co	7
3,118	*	Valassis Communications, Inc	56
329		Washington Post Co (Class B)	154

		TOTAL PRINTING AND PUBLISHING	1,989

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

RAILROAD TRANSPORTATION - 0.75%
14,803		Burlington Northern Santa Fe Corp	$1,182
22,465		CSX Corp	940
1,841	*	Genesee & Wyoming, Inc (Class A)	56
4,849	*	Kansas City Southern Industries, Inc	129
21,040		Norfolk Southern Corp	907
28,504		Union Pacific Corp	1,663

		TOTAL RAILROAD TRANSPORTATION	4,877

REAL ESTATE - 0.09%
12,413	*	CB Richard Ellis Group, Inc (Class A)	146
1,496	*	China Housing & Land Development, Inc	6
378		Consolidated-Tomoka Land Co	14
1,553		DuPont Fabros Technology, Inc	21
5,952		Forest City Enterprises, Inc (Class A)	80
2,159	*	Forestar Real Estate Group, Inc	37
1,906		Jones Lang LaSalle, Inc	90
1,663	*	LoopNet, Inc	15
699	*	Reading International, Inc	3
5,424	*	St. Joe Co	158
4,084		Stewart Enterprises, Inc (Class A)	21

		TOTAL REAL ESTATE	591

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
1,547		A. Schulman, Inc	31
449	*	AEP Industries, Inc	18
2,474		Cooper Tire & Rubber Co	43
781	*	Deckers Outdoor Corp	66
13,460	*	Goodyear Tire & Rubber Co	229
881	*	Metabolix, Inc	9
15,987		Newell Rubbermaid, Inc	251
8,412		Sealed Air Corp	165
1,985	*	Skechers U.S.A., Inc (Class A)	34
2,188		Spartech Corp	24
1,848		Titan International, Inc	16
714	*	Trex Co, Inc	13
3,650		Tupperware Corp	146
2,061		West Pharmaceutical Services, Inc	84

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,129

SECURITY AND COMMODITY BROKERS - 2.57%
14,367		Ameriprise Financial, Inc	522
1,121		BlackRock, Inc	243
1,845	*	Broadpoint Securities Group, Inc	15
8,286		Broadridge Financial Solutions, Inc	167
1,288		Calamos Asset Management, Inc (Class A)	17
54,106		Charles Schwab Corp	1,036
3,715		CME Group, Inc	1,145
1,086		Cohen & Steers, Inc	26
118		Diamond Hill Investment Group, Inc	7
800		Duff & Phelps Corp	15
80,062	*	E*Trade Financial Corp	140
6,496		Eaton Vance Corp	182
737		Epoch Holding Corp	6
528		Evercore Partners, Inc (Class A)	15
1,478	*	FBR Capital Markets Corp	9
1,364	*	FCStone Group, Inc	7
5,287		Federated Investors, Inc (Class B)	139
973		Fifth Street Finance Corp	11
8,450		Franklin Resources, Inc	850
448		GAMCO Investors, Inc (Class A)	20
3,928		GFI Group, Inc	28
28,569		Goldman Sachs Group, Inc	5,267
1,134		Greenhill & Co, Inc	102
2,464	*	Interactive Brokers Group, Inc (Class A)	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

4,158	*	IntercontinentalExchange, Inc	$404
23,388		Invesco Ltd	532
2,642	*	Investment Technology Group, Inc	74
9,425		Janus Capital Group, Inc	134
6,767	*	Jefferies Group, Inc	184
822		JMP Group, Inc	8
1,881	*	KBW, Inc	61
5,354	*	Knight Capital Group, Inc (Class A)	116
3,465	*	LaBranche & Co, Inc	12
4,456		Lazard Ltd (Class A)	184
8,138		Legg Mason, Inc	253
1,518	*	MarketAxess Holdings, Inc	18
5,600	*	MF Global Ltd	41
76,900		Morgan Stanley	2,375
980	*	Morningstar, Inc	48
7,620	*	Nasdaq Stock Market, Inc	160
14,999		NYSE Euronext	433
404		Oppenheimer Holdings, Inc	10
2,681		optionsXpress Holdings, Inc	46
879	*	Penson Worldwide, Inc	9
1,153	*	Piper Jaffray Cos	55
5,630		Raymond James Financial, Inc	131
870		Sanders Morris Harris Group, Inc	5
7,317		SEI Investments Co	144
1,504	*	Stifel Financial Corp	83
1,726		SWS Group, Inc	25
14,758		T Rowe Price Group, Inc	674
14,548	*	TD Ameritrade Holding Corp	285
7	m	Teton Advisors, Inc	0	^
1,322	*	Thomas Weisel Partners Group, Inc	7
702		US Global Investors, Inc (Class A)	9
98		Value Line, Inc	3
5,130		Waddell & Reed Financial, Inc (Class A)	146
322		Westwood Holdings Group, Inc	11

		TOTAL SECURITY AND COMMODITY BROKERS	16,698

SOCIAL SERVICES - 0.00%**
1,396	*	Capital Senior Living Corp	9
617	*	Providence Service Corp	7
1,211	*	Res-Care, Inc	17

		TOTAL SOCIAL SERVICES	33

SPECIAL TRADE CONTRACTORS - 0.09%
246		Alico, Inc	7
1,763	*	AsiaInfo Holdings, Inc	35
1,154		Chemed Corp	51
2,642		Comfort Systems USA, Inc	30
2,490	*	Dycom Industries, Inc	31
3,912	*	EMCOR Group, Inc	99
1,981	*	Insituform Technologies, Inc (Class A)	38
797	*	Integrated Electrical Services, Inc	6
1,155	*	Layne Christensen Co	37
11,146	*	Quanta Services, Inc	247

		TOTAL SPECIAL TRADE CONTRACTORS	581

STONE, CLAY, AND GLASS PRODUCTS - 0.61%
39,479		3M Co	2,913
1,848		Apogee Enterprises, Inc	28
1,041	*	Cabot Microelectronics Corp	36
1,232		CARBO Ceramics, Inc	63
2,603		Eagle Materials, Inc	74
8,032		Gentex Corp	114
2,473		Martin Marietta Materials, Inc	228
4,633	*	Owens Corning, Inc	104
9,677	*	Owens-Illinois, Inc	357
2,151	*	US Concrete, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

2,551	*	USG Corp	$44

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,965

TEXTILE MILL PRODUCTS - 0.04%
1,703		Albany International Corp (Class A)	33
3,257		Interface, Inc (Class A)	27
3,206	*	Mohawk Industries, Inc	153
874		Oxford Industries, Inc	17

		TOTAL TEXTILE MILL PRODUCTS	230

TOBACCO PRODUCTS - 1.33%
117,151		Altria Group, Inc	2,087
8,648		Fortune Brands, Inc	372
9,480		Lorillard, Inc	704
110,920		Philip Morris International, Inc	5,406
1,060		Universal Corp	44
1,181		Vector Group Ltd	19

		TOTAL TOBACCO PRODUCTS	8,632

TRANSPORTATION BY AIR - 0.45%
677	*	Air Methods Corp	22
3,234	*	Air Transport Services Group, Inc	11
6,646	*	Airtran Holdings, Inc	42
1,385	*	Alaska Air Group, Inc	37
804	*	Allegiant Travel Co	31
16,224	*	AMR Corp	129
809	*	Atlas Air Worldwide Holdings, Inc	26
1,579	*	Bristow Group, Inc	47
6,782	*	Continental Airlines, Inc (Class B)	111
1,785		Copa Holdings S.A. (Class A)	79
43,562	*	Delta Air Lines, Inc	390
17,588		FedEx Corp	1,323
2,405	*	Hawaiian Holdings, Inc	20
12,519	*	JetBlue Airways Corp	75
882	*	PHI, Inc	18
2,007	*	Republic Airways Holdings, Inc	19
2,935		Skywest, Inc	49
43,160		Southwest Airlines Co	414
7,781		UAL Corp	72
7,520	*	US Airways Group, Inc	35

		TOTAL TRANSPORTATION BY AIR	2,950

TRANSPORTATION EQUIPMENT - 2.25%
1,197		A.O. Smith Corp	46
2,061	*	AAR Corp	45
685	*	Aerovironment, Inc	19
2,719		American Axle & Manufacturing Holdings, Inc	19
569		American Railcar Industries, Inc	6
1,306	*	Amerigon, Inc (Class A)	10
1,499		ArvinMeritor, Inc	12
1,245	*	ATC Technology Corp	25
4,971		Autoliv, Inc	167
5,637	*	BE Aerospace, Inc	113
40,994		Boeing Co	2,220
5,639		Brunswick Corp	68
3,028		Clarcor, Inc	95
940	*	Cogo Group, Inc	6
1,541	*	Dana Holding Corp	10
466	*	Dorman Products, Inc	7
636		Ducommun, Inc	12
996	*	Federal Mogul Corp (Class A)	12
3,085		Federal Signal Corp	22
4,014	*	Force Protection, Inc	22
176,065	*	Ford Motor Co	1,269
809		Freightcar America, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

735	*	Fuel Systems Solutions, Inc	$26
3,656	*	GenCorp, Inc	20
19,502		General Dynamics Corp	1,260
516	*	GenTek, Inc	20
9,112		Genuine Parts Co	347
6,790		Goodrich Corp	369
869		Greenbrier Cos, Inc	10
1,483		Group 1 Automotive, Inc	40
13,077		Harley-Davidson, Inc	301
4,726		Harsco Corp	167
1,232		Heico Corp	53
42,024		Honeywell International, Inc	1,561
1,612		Kaman Corp	35
533	*	LMI Aerospace, Inc	5
18,061		Lockheed Martin Corp	1,410
300	*	Miller Industries, Inc	3
3,502	*	Navistar International Corp	131
3,448	*	Orbital Sciences Corp	52
5,202		Oshkosh Truck Corp	161
20,871		Paccar, Inc	787
1,834		Polaris Industries, Inc	75
196		Portec Rail Products, Inc	2
1,983		Spartan Motors, Inc	10
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	112
633	*	Standard Motor Products, Inc	10
1,472		Superior Industries International, Inc	21
2,719	*	Tenneco, Inc	35
2,119		Thor Industries, Inc	66
187	*	Todd Shipyards Corp	3
2,021	*	TransDigm Group, Inc	101
4,541		Trinity Industries, Inc	78
984		Triumph Group, Inc	47
2,648	*	TRW Automotive Holdings Corp	44
47,644		United Technologies Corp	2,903
2,227		Westinghouse Air Brake Technologies Corp	84
1,944	*	Winnebago Industries, Inc	29
817	*	Wonder Auto Technology, Inc	10

		TOTAL TRANSPORTATION EQUIPMENT	14,613

TRANSPORTATION SERVICES - 0.20%
1,330		Ambassadors Group, Inc	21
9,711		CH Robinson Worldwide, Inc	561
783	*	Dynamex, Inc	13
12,198		Expeditors International Washington, Inc	429
1,953		GATX Corp	54
2,332	*	Hub Group, Inc (Class A)	53
2,163	*	Interval Leisure Group, Inc	27
2,500	*	Orbitz Worldwide, Inc	15
2,338		Pacer International, Inc	9
590	*	Universal Travel Group	8
6,068		UTI Worldwide, Inc	88

		TOTAL TRANSPORTATION SERVICES	1,278

TRUCKING AND WAREHOUSING - 0.44%
1,500		Arkansas Best Corp	45
1,483	*	Celadon Group, Inc	17
2,504		Con-way, Inc	96
1,921		Forward Air Corp	45
2,189		Heartland Express, Inc	32
4,893		J.B. Hunt Transport Services, Inc	157
3,148		Landstar System, Inc	120
952	*	Marten Transport Ltd	16
1,717	*	Old Dominion Freight Line	52
103	*	Patriot Transportation Holding, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

900	*	Saia, Inc	$15
39,284		United Parcel Service, Inc (Class B)	2,218
200		Universal Truckload Services, Inc	3
429	*	USA Truck, Inc	5
2,010		Werner Enterprises, Inc	37
3,415	*	YRC Worldwide, Inc	15

		TOTAL TRUCKING AND WAREHOUSING	2,881

WATER TRANSPORTATION - 0.26%
2,122		Alexander & Baldwin, Inc	68
694	*	American Commercial Lines, Inc	20
25,204		Carnival Corp	839
2,362		DHT Maritime, Inc	9
2,567	*	Eagle Bulk Shipping, Inc	13
2,983		Frontline Ltd	70
1,322		Genco Shipping & Trading Ltd	27
2,956		General Maritime Corp	23
2,142		Golar LNG Ltd	24
1,244	*	Gulfmark Offshore, Inc	41
2,063		Horizon Lines, Inc (Class A)	13
609	*	Hornbeck Offshore Services, Inc	17
357		International Shipholding Corp	11
3,228	*	Kirby Corp	119
1,036		Knightsbridge Tankers Ltd	13
2,356		Nordic American Tanker Shipping	70
2,450	*	Odyssey Marine Exploration, Inc	5
1,191		Overseas Shipholding Group, Inc	44
7,527	*	Royal Caribbean Cruises Ltd	181
2,365		Ship Finance International Ltd	29
400	*	TBS International Ltd (Class A)	3
2,428		Teekay Corp	53
800		Teekay Tankers Ltd (Class A)	7
931	*	Ultrapetrol Bahamas Ltd	5

		TOTAL WATER TRANSPORTATION	1,704

WHOLESALE TRADE-DURABLE GOODS - 0.37%
1,334		Agilysys, Inc	9
2,206		Applied Industrial Technologies, Inc	47
6,511	*	Arrow Electronics, Inc	183
2,819		Barnes Group, Inc	48
2,807	*	Beacon Roofing Supply, Inc	45
6,738		BorgWarner, Inc	204
1,087		Castle (A.M.) & Co	11
671	*	Chindex International, Inc	8
1,671	*	Conceptus, Inc	31
1,204	*	DemandTec, Inc	11
1,490	*	Digi International, Inc	13
1,195	*	Drew Industries, Inc	26
292		Eastern Co	5
1,438	*	Hansen Medical, Inc	5
800		Houston Wire & Cable Co	9
9,316	*	Ingram Micro, Inc (Class A)	157
2,496	*	Insight Enterprises, Inc	30
1,758	*	Interline Brands, Inc	30
3,018		Knight Transportation, Inc	51
300		Lawson Products, Inc	5
8,123	*	LKQ Corp	151
2,043	*	MedAssets, Inc	46
1,413	*	Merge Healthcare, Inc	6
620	*	MWI Veterinary Supply, Inc	25
2,152		Owens & Minor, Inc	97
6,003	*	Patterson Cos, Inc	163
2,583		PEP Boys - Manny Moe & Jack	25
3,009		Pool Corp	67
3,039	*	PSS World Medical, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

SHARES		COMPANY	VALUE (000)

3,664		Reliance Steel & Aluminum Co	$156
3,802		Solera Holdings, Inc	118
511		Sport Supply Group, Inc	5
2,618	*	Tech Data Corp	109
433	*	Titan Machinery, Inc	5
2,452	*	TomoTherapy, Inc	11
2,146	*	Tyler Technologies, Inc	37
3,321		W.W. Grainger, Inc	297
2,519	*	WESCO International, Inc	72
640	*	West Marine, Inc	5

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,389

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
1,483		Aceto Corp	10
4,761		Airgas, Inc	230
2,860	*	Akorn, Inc	4
5,454	*	Alliance One International, Inc	24
2,740		Allscripts Healthcare Solutions, Inc	56
962		Andersons, Inc	34
3,641	*	Bare Escentuals, Inc	43
2,298	*	BioScrip, Inc	16
1,671	*	BMP Sunstone Corp	7
4,833		Brown-Forman Corp (Class B)	233
20,205		Cardinal Health, Inc	541
2,480	*	Central European Distribution Corp	81
712	*	Clearwater Paper Corp	29
638	*	Core-Mark Holding Co, Inc	18
1	*	CPEX Pharmaceuticals, Inc	0	^
9,986	*	Dean Foods Co	178
6,595	*	Endo Pharmaceuticals Holdings, Inc	149
2,503	*	Fresh Del Monte Produce, Inc	57
1,678	*	Green Mountain Coffee Roasters, Inc	124
2,432	*	Hain Celestial Group, Inc	47
4,917	*	Henry Schein, Inc	270
3,687		Herbalife Ltd	121
500		Kenneth Cole Productions, Inc (Class A)	5
1,430		K-Swiss, Inc (Class A)	13
901	*	LSB Industries, Inc	14
2,734		Men’s Wearhouse, Inc	67
1,570		Myers Industries, Inc	17
785		Nash Finch Co	21
3,049		Nu Skin Enterprises, Inc (Class A)	56
804	*	Perry Ellis International, Inc	13
913	*	School Specialty, Inc	22
1,382		Spartan Stores, Inc	19
626	*	Synutra International, Inc	9
33,194		Sysco Corp	825
5,551		Terra Industries, Inc	192
1,886	*	Tractor Supply Co	91
2,582	*	United Natural Foods, Inc	62
1,202	*	United Stationers, Inc	57
423		Valhi, Inc	5
849	*	Volcom, Inc	14
1,325		Zep, Inc	22
1,070	*	Zhongpin, Inc	16

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,812

		TOTAL COMMON STOCKS (Cost $575,837)	649,095

		TOTAL PORTFOLIO - 99.97% (Cost $575,837)	649,095
		OTHER ASSETS AND LIABILITIES, NET - 0.03%	201

		NET ASSETS - 100.00%	$649,296

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account VA-1

*	Non-income producing

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $18,044.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $73,258, consisting of gross unrealized appreciation of $193,845 and gross unrealized depreciation of $(120,587).

TIAA-CREF Separate Account VA-1 – Notes to Schedule of Investments (unaudited)

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Futures contracts: The Account is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows.

Exchange-traded equity securities, common & preferred stock - Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities - Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments - Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Prior to May 1, 2009, short-term investments with maturities of 60 days or less were valued in the same manner as debt securities.

Investments in registered investment companies - These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts - Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

As of September 30, 2009, 100% of the investments in the Account were valued based on Level 1 inputs. Please see the Schedule of Investments for a detailed breakout by industry.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities

Balance as of (December 31, 2008)	$50
Change in Unrealized Appreciation/Depreciation	1,100
Transfers out of Level 3	(1,150)

Balance as of (September 30, 2009)	$—

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 18, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 18, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer (principal executive officer)

Date: November 18, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99. Cert.)